Quarterly Holdings Report
for
Fidelity® U.S. Bond Index Fund
May 31, 2022
UBI-NPRT3-0722
1.816026.117
Nonconvertible Bonds - 25.0%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	8,216	7,274
2.25% 2/1/32	13,533	11,442
2.75% 6/1/31	14,741	13,194
2.95% 7/15/26	6,356	6,209
3.3% 2/1/52	14,016	10,774
3.5% 6/1/41	7,559	6,376
3.5% 9/15/53	25,048	20,194
3.55% 9/15/55	54,468	43,611
3.65% 6/1/51	11,600	9,649
3.65% 9/15/59	31,190	24,969
3.8% 2/15/27	7,149	7,181
4.35% 6/15/45	5,085	4,644
4.5% 3/9/48	6,502	6,155
4.65% 6/1/44	6,251	5,993
British Telecommunications PLC 9.625% 12/15/30 (b)	12,479	16,252
Orange SA 5.5% 2/6/44	2,383	2,594
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	10,645	10,608
4.895% 3/6/48	3,000	2,706
5.213% 3/8/47	5,203	4,898
5.52% 3/1/49	2,700	2,666
7.045% 6/20/36	2,065	2,425
Verizon Communications, Inc.:
1.5% 9/18/30	3,190	2,635
1.68% 10/30/30	2,665	2,211
2.355% 3/15/32	46,571	40,110
2.55% 3/21/31	41,913	37,102
2.987% 10/30/56	69,319	51,414
3.55% 3/22/51	8,661	7,313
4.125% 3/16/27	5,561	5,698
4.272% 1/15/36	19,285	19,046
4.329% 9/21/28	12,151	12,364
4.4% 11/1/34	2,999	3,001
4.75% 11/1/41	795	796
5.012% 4/15/49	913	975
5.012% 8/21/54	9,975	10,658
		413,137
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	8,297	7,326
2.65% 1/13/31	12,615	11,416
2.75% 9/1/49	8,288	6,267
3.5% 5/13/40	5,423	4,836
3.6% 1/13/51	5,404	4,785
3.7% 10/15/25	5,561	5,612
3.8% 5/13/60	5,423	4,784
4.7% 3/23/50	3,867	4,005
5.4% 10/1/43	3,078	3,409
6.15% 3/1/37	3,142	3,696
6.15% 2/15/41	8,340	9,926
		66,062
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	5,896	5,476
1.1% 8/15/30	11,696	9,829
1.998% 8/15/26	1,827	1,754
2.05% 8/15/50	11,696	8,201
Baidu, Inc. 3.425% 4/7/30	9,666	8,882
		34,142
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	20,299	16,968
3.5% 6/1/41	26,758	20,067
3.7% 4/1/51	7,027	5,091
4.2% 3/15/28	8,737	8,457
4.908% 7/23/25	6,338	6,472
5.05% 3/30/29	4,833	4,813
5.125% 7/1/49	9,816	8,644
5.375% 5/1/47	4,534	4,161
5.75% 4/1/48	4,154	4,030
6.384% 10/23/35	10,684	11,355
6.484% 10/23/45	3,725	3,846
Comcast Corp.:
1.5% 2/15/31	11,310	9,381
1.95% 1/15/31	2,030	1,746
2.35% 1/15/27	18,905	17,962
2.45% 8/15/52	11,310	7,991
2.65% 2/1/30	6,264	5,790
2.8% 1/15/51	6,476	4,904
2.887% 11/1/51 (c)	15,309	11,616
2.937% 11/1/56 (c)	57,662	43,003
2.987% 11/1/63 (c)	9,051	6,541
3.15% 3/1/26	3,972	3,937
3.3% 2/1/27	9,461	9,363
3.375% 8/15/25	10,882	10,920
3.4% 4/1/30	5,800	5,618
3.45% 2/1/50	5,896	4,957
3.7% 4/15/24	8,238	8,374
3.75% 4/1/40	4,644	4,249
3.969% 11/1/47	4,131	3,772
4% 3/1/48	9,532	8,750
4.15% 10/15/28	14,973	15,318
Discovery Communications LLC:
3.25% 4/1/23	1,858	1,856
3.625% 5/15/30	9,512	8,789
4% 9/15/55	9,083	6,881
4.65% 5/15/50	9,512	8,007
5.2% 9/20/47	6,673	6,107
Fox Corp.:
4.03% 1/25/24	3,734	3,788
4.709% 1/25/29	8,245	8,344
5.476% 1/25/39	3,027	3,094
5.576% 1/25/49	7,398	7,678
Magallanes, Inc.:
3.755% 3/15/27 (c)	8,767	8,509
4.279% 3/15/32 (c)	14,937	13,961
5.05% 3/15/42 (c)	8,564	7,741
5.141% 3/15/52 (c)	23,164	20,726
Paramount Global:
3.375% 2/15/28	8,381	7,922
4% 1/15/26	4,766	4,793
4.2% 6/1/29	7,143	6,955
4.375% 3/15/43	2,093	1,761
4.6% 1/15/45	5,799	4,859
4.95% 1/15/31	13,185	13,202
Time Warner Cable LLC:
4.5% 9/15/42	8,737	7,286
7.3% 7/1/38	3,177	3,520
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,059	3,819
3% 7/30/46	3,575	2,846
3.15% 9/17/25	7,522	7,479
4.125% 6/1/44	4,528	4,289
		452,308
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.625% 4/22/29	6,667	6,408
6.125% 11/15/37	6,645	7,446
Rogers Communications, Inc.:
2.9% 11/15/26	1,986	1,909
3.625% 12/15/25	1,589	1,583
3.7% 11/15/49	4,833	3,891
3.8% 3/15/32 (c)	23,199	22,004
4.1% 10/1/23	3,833	3,880
5.45% 10/1/43	4,588	4,698
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	11,928	10,633
3.3% 2/15/51	11,928	9,136
3.5% 4/15/25	6,979	6,926
3.75% 4/15/27	6,689	6,604
3.875% 4/15/30	6,689	6,432
4.375% 4/15/40	6,689	6,283
4.5% 4/15/50	11,522	10,717
Vodafone Group PLC:
4.375% 5/30/28	20,333	20,707
5.125% 6/19/59	5,220	5,077
5.25% 5/30/48	18,988	19,010
		153,344
TOTAL COMMUNICATION SERVICES		1,118,993
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	9,305	8,695
2.3% 9/9/26	3,972	3,772
3.55% 1/12/24	19,383	19,647
General Motors Co.:
5% 10/1/28	5,463	5,455
5.2% 4/1/45	3,392	3,078
5.95% 4/1/49	5,027	4,971
6.6% 4/1/36	4,639	5,013
6.75% 4/1/46	5,684	6,062
6.8% 10/1/27	10,536	11,403
General Motors Financial Co., Inc.:
3.25% 1/5/23	5,719	5,735
3.85% 1/5/28	5,561	5,273
4% 1/15/25	4,902	4,915
4% 10/6/26	2,923	2,864
4.3% 7/13/25	9,850	9,904
4.35% 1/17/27	6,356	6,253
5.65% 1/17/29	16,996	17,425
Honda Motor Co. Ltd. 2.534% 3/10/27	14,164	13,483
Toyota Motor Corp.:
0.681% 3/25/24	22,010	21,192
2.358% 7/2/24	4,930	4,870
2.362% 3/25/31	10,633	9,478
		169,488
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	1,903	1,655
Duke University 2.832% 10/1/55	3,714	2,783
George Washington University:
4.126% 9/15/48	5,575	5,227
4.3% 9/15/44	1,589	1,528
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	3,694	3,578
4.3% 2/21/48	3,948	3,582
Massachusetts Institute of Technology:
2.989% 7/1/50	3,722	3,075
3.885% 7/1/2116	2,248	1,887
3.959% 7/1/38	3,753	3,745
Northwestern University:
3.662% 12/1/57	4,398	3,986
4.643% 12/1/44	2,661	2,760
President and Fellows of Harvard College:
3.3% 7/15/56	3,852	3,321
3.619% 10/1/37	795	757
Rice University 3.774% 5/15/55	1,510	1,432
Trustees of Princeton Univ. 5.7% 3/1/39	795	943
University Notre Dame du Lac 3.438% 2/15/45	2,646	2,421
University of Chicago 3% 10/1/52	5,027	4,034
University of Southern California:
2.945% 10/1/51	9,096	7,034
5.25% 10/1/2111	1,589	1,700
		55,448
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc. 3.25% 2/15/30	6,863	6,060
McDonald's Corp.:
3.3% 7/1/25	4,790	4,790
3.5% 7/1/27	7,617	7,540
3.6% 7/1/30	5,684	5,497
3.625% 9/1/49	9,831	8,358
3.7% 1/30/26	13,400	13,528
4.2% 4/1/50	4,766	4,447
4.45% 3/1/47	4,511	4,328
4.875% 12/9/45	4,313	4,447
6.3% 3/1/38	5,596	6,569
Metropolitan Museum of Art 3.4% 7/1/45	2,383	2,148
Starbucks Corp.:
2% 3/12/27	9,502	8,794
2.45% 6/15/26	7,944	7,622
3% 2/14/32	2,900	2,592
3.5% 11/15/50	3,287	2,656
3.8% 8/15/25	5,520	5,590
3.85% 10/1/23	1,489	1,507
4% 11/15/28	5,561	5,544
4.5% 11/15/48	3,734	3,509
		105,526
Household Durables - 0.0%
Lennar Corp. 4.75% 11/29/27	6,283	6,318
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	16,568	13,768
3.15% 2/9/51	17,076	11,657
Amazon.com, Inc.:
0.8% 6/3/25	8,758	8,231
1% 5/12/26	5,087	4,692
1.5% 6/3/30	15,466	13,189
2.1% 5/12/31	5,251	4,622
2.4% 2/22/23	12,590	12,571
2.5% 6/3/50	5,085	3,786
2.8% 8/22/24	5,147	5,153
3.1% 5/12/51	5,251	4,380
3.15% 8/22/27	8,309	8,216
3.875% 8/22/37	8,728	8,590
4.05% 8/22/47	15,112	14,920
4.25% 8/22/57	7,208	7,160
4.8% 12/5/34	4,766	5,181
		126,116
Multiline Retail - 0.1%
Dollar Tree, Inc. 4% 5/15/25	6,356	6,417
Kohl's Corp.:
4.25% 7/17/25	2,900	2,897
9.5% 5/15/25	1,257	1,365
Macy's Retail Holdings LLC 4.3% 2/15/43	3,774	2,566
Nordstrom, Inc.:
4% 3/15/27	3,582	3,322
5% 1/15/44	1,589	1,271
Target Corp.:
3.9% 11/15/47	11,736	10,975
4% 7/1/42	5,561	5,382
		34,195
Specialty Retail - 0.4%
AutoNation, Inc. 3.85% 3/1/32	6,090	5,459
AutoZone, Inc.:
3.125% 7/15/23	3,038	3,048
3.25% 4/15/25	3,177	3,149
3.625% 4/15/25	9,202	9,209
3.75% 6/1/27	4,611	4,574
4% 4/15/30	9,521	9,255
Lowe's Companies, Inc.:
1.3% 4/15/28	6,380	5,525
1.7% 10/15/30	9,666	7,959
3.65% 4/5/29	8,507	8,232
3.7% 4/15/46	2,780	2,325
3.75% 4/1/32	18,463	17,605
4.05% 5/3/47	9,135	8,014
4.5% 4/15/30	9,618	9,751
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,244	2,256
The Home Depot, Inc.:
2.375% 3/15/51	5,207	3,724
2.5% 4/15/27	9,637	9,219
2.8% 9/14/27	3,972	3,847
2.95% 6/15/29	16,616	15,815
3% 4/1/26	7,967	7,932
3.125% 12/15/49	5,317	4,309
3.3% 4/15/40	4,833	4,268
3.75% 2/15/24	5,343	5,442
3.9% 12/6/28	4,575	4,685
3.9% 6/15/47	6,813	6,322
4.2% 4/1/43	1,251	1,220
4.25% 4/1/46	2,606	2,538
4.5% 12/6/48	5,934	5,999
4.875% 2/15/44	2,283	2,417
5.875% 12/16/36	11,741	14,121
		188,219
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	4,969	4,879
2.85% 3/27/30	4,775	4,497
3.25% 3/27/40	9,666	8,563
3.375% 11/1/46	3,575	3,163
3.375% 3/27/50	4,775	4,213
Tapestry, Inc. 3.05% 3/15/32	2,320	1,965
		27,280
TOTAL CONSUMER DISCRETIONARY		712,590
CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	4,567	4,376
4.7% 2/1/36	3,868	3,915
4.9% 2/1/46	14,442	14,401
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	5,873	5,458
4.6% 4/15/48	14,894	14,172
5.55% 1/23/49	33,724	36,548
5.8% 1/23/59 (Reg. S)	11,081	12,473
8.2% 1/15/39	2,224	3,030
Constellation Brands, Inc.:
3.5% 5/9/27	7,944	7,807
3.7% 12/6/26	5,997	5,958
5.25% 11/15/48	5,751	5,859
Diageo Capital PLC:
1.375% 9/29/25	11,020	10,342
2% 4/29/30	11,793	10,315
2.125% 4/29/32	10,633	9,184
Dr. Pepper Snapple Group, Inc. 3.8% 5/1/50	2,513	2,111
Molson Coors Beverage Co.:
3% 7/15/26	13,822	13,303
4.2% 7/15/46	10,509	9,173
PepsiCo, Inc.:
1.4% 2/25/31	12,450	10,426
1.625% 5/1/30	34,299	29,675
2.375% 10/6/26	5,362	5,187
3% 10/15/27	14,466	14,395
3.6% 8/13/42	2,383	2,194
3.875% 3/19/60	4,833	4,622
4.25% 10/22/44	4,766	4,748
4.45% 4/14/46	4,607	4,803
The Coca-Cola Co.:
1.375% 3/15/31	9,666	8,055
1.45% 6/1/27	6,650	6,112
1.65% 6/1/30	6,660	5,759
2.5% 6/1/40	6,660	5,393
2.5% 3/15/51	4,833	3,622
2.6% 6/1/50	6,660	5,114
2.75% 6/1/60	6,660	4,965
		283,495
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	13,997	12,762
2.75% 5/18/24	4,766	4,778
Kroger Co.:
1.7% 1/15/31	4,215	3,460
2.65% 10/15/26	2,264	2,163
3.5% 2/1/26	3,177	3,146
3.95% 1/15/50	2,900	2,533
5.15% 8/1/43	2,165	2,203
5.4% 1/15/49	5,171	5,496
Sysco Corp.:
3.3% 7/15/26	2,606	2,568
3.3% 2/15/50	11,213	8,699
3.75% 10/1/25	4,528	4,561
6.6% 4/1/40	7,830	9,328
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	9,966	9,211
3.45% 6/1/26	3,972	3,930
4.65% 6/1/46	4,369	3,879
Walmart, Inc.:
2.95% 9/24/49	5,027	4,189
3.3% 4/22/24	15,092	15,270
3.4% 6/26/23	7,435	7,525
3.7% 6/26/28	9,771	9,943
4.05% 6/29/48	14,433	14,564
4.3% 4/22/44	4,766	4,816
5.625% 4/1/40	1,589	1,874
5.625% 4/15/41	3,654	4,349
6.5% 8/15/37	6,573	8,523
		149,770
Food Products - 0.3%
Campbell Soup Co. 4.8% 3/15/48	11,120	10,842
Conagra Brands, Inc.:
3.2% 1/25/23	3,652	3,664
4.3% 5/1/24	7,126	7,224
4.85% 11/1/28	10,827	10,973
5.3% 11/1/38	3,936	3,905
5.4% 11/1/48	7,130	7,072
General Mills, Inc.:
2.875% 4/15/30	5,778	5,254
3% 2/1/51	4,854	3,684
4.2% 4/17/28	13,662	13,825
Kellogg Co.:
3.25% 4/1/26	2,955	2,917
4.3% 5/15/28	4,766	4,822
Kraft Heinz Foods Co.:
3.875% 5/15/27	28,999	28,663
4.375% 6/1/46	14,500	12,732
Tyson Foods, Inc.:
3.95% 8/15/24	6,017	6,093
4% 3/1/26	5,854	5,906
4.35% 3/1/29	7,149	7,253
5.1% 9/28/48	7,408	7,710
Unilever Capital Corp.:
1.375% 9/14/30	14,582	12,032
2% 7/28/26	1,716	1,623
3.1% 7/30/25	2,383	2,382
		158,576
Household Products - 0.2%
Colgate-Palmolive Co. 3.25% 3/15/24	7,944	8,017
Kimberly-Clark Corp.:
1.05% 9/15/27	16,774	14,867
2.4% 6/1/23	6,356	6,346
3.1% 3/26/30	3,346	3,191
3.2% 7/30/46	1,986	1,648
3.95% 11/1/28	6,766	6,875
Procter & Gamble Co.:
1% 4/23/26	9,135	8,448
1.95% 4/23/31	14,500	12,784
2.85% 8/11/27	3,575	3,507
3% 3/25/30	7,868	7,563
3.1% 8/15/23	7,944	8,007
		81,253
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	13,533	11,610
Tobacco - 0.2%
Altria Group, Inc.:
3.8% 2/14/24	3,694	3,723
3.875% 9/16/46	7,944	5,854
4.25% 8/9/42	7,768	6,238
4.8% 2/14/29	10,541	10,531
5.8% 2/14/39	7,428	7,302
5.95% 2/14/49	8,261	7,945
BAT Capital Corp.:
3.222% 8/15/24	8,182	8,119
3.557% 8/15/27	16,817	15,839
4.39% 8/15/37	8,622	7,363
4.54% 8/15/47	13,298	10,411
4.758% 9/6/49	9,666	7,741
Philip Morris International, Inc.:
2.125% 5/10/23	2,462	2,454
2.75% 2/25/26	2,979	2,888
3.6% 11/15/23	2,916	2,951
3.875% 8/21/42	3,833	3,161
4.125% 3/4/43	7,944	6,739
4.875% 11/15/43	4,766	4,530
6.375% 5/16/38	1,152	1,281
Reynolds American, Inc.:
4.45% 6/12/25	5,607	5,679
4.85% 9/15/23	1,430	1,462
5.85% 8/15/45	3,368	3,084
7.25% 6/15/37	5,735	6,221
		131,516
TOTAL CONSUMER STAPLES		816,220
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
4.08% 12/15/47	19,106	17,211
5.125% 9/15/40	1,589	1,637
Halliburton Co.:
2.92% 3/1/30	7,656	7,015
3.8% 11/15/25	203	205
5% 11/15/45	5,989	5,891
7.45% 9/15/39	1,192	1,457
		33,416
Oil, Gas & Consumable Fuels - 1.7%
Apache Corp. 5.1% 9/1/40	2,383	2,223
Boardwalk Pipelines LP 4.95% 12/15/24	3,774	3,852
BP Capital Markets PLC:
2.5% 11/6/22	2,383	2,384
3.279% 9/19/27	10,121	9,911
Canadian Natural Resources Ltd.:
2.95% 1/15/23	9,260	9,274
3.9% 2/1/25	1,489	1,494
4.95% 6/1/47	5,084	5,064
5.85% 2/1/35	9,570	9,996
6.25% 3/15/38	5,441	5,988
Cenovus Energy, Inc.:
2.65% 1/15/32	5,664	4,875
4.25% 4/15/27	7,547	7,568
5.4% 6/15/47	7,466	7,611
6.75% 11/15/39	1,589	1,790
Chevron Corp.:
1.141% 5/11/23	6,206	6,133
1.554% 5/11/25	5,916	5,671
1.995% 5/11/27	4,949	4,642
2.236% 5/11/30	5,916	5,344
2.895% 3/3/24	18,691	18,751
2.954% 5/16/26	8,737	8,678
2.978% 5/11/40	4,949	4,179
3.078% 5/11/50	5,916	4,947
Chevron U.S.A., Inc.:
4.2% 10/15/49	3,480	3,327
4.95% 8/15/47	10,963	11,589
Columbia Pipeline Group, Inc. 4.5% 6/1/25	2,641	2,708
ConocoPhillips Co.:
5.95% 3/15/46	4,766	5,685
6.5% 2/1/39	5,981	7,336
DCP Midstream Operating LP 3.875% 3/15/23	2,999	2,996
Devon Energy Corp.:
5% 6/15/45	13,220	13,202
5.6% 7/15/41	2,283	2,404
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49 (c)	9,666	8,021
Enbridge, Inc.:
3.5% 6/10/24	2,244	2,249
5.5% 12/1/46	11,511	12,400
Energy Transfer LP:
3.6% 2/1/23	6,792	6,803
3.75% 5/15/30	13,291	12,359
3.9% 7/15/26	5,974	5,858
4.95% 6/15/28	7,490	7,596
5% 5/15/50	14,074	12,667
5.15% 3/15/45	6,356	5,696
5.3% 4/1/44	4,607	4,216
5.4% 10/1/47	4,369	4,022
5.8% 6/15/38	6,960	6,863
6% 6/15/48	15,589	15,412
6.25% 4/15/49	2,315	2,362
Enterprise Products Operating LP:
3.3% 2/15/53	3,026	2,297
3.7% 2/15/26	1,405	1,407
3.95% 2/15/27	20,557	20,603
4.2% 1/31/50	4,727	4,170
4.25% 2/15/48	15,839	14,295
4.8% 2/1/49	5,834	5,591
4.85% 8/15/42	1,986	1,916
4.85% 3/15/44	3,972	3,856
4.9% 5/15/46	3,400	3,267
5.7% 2/15/42	1,589	1,668
7.55% 4/15/38	1,589	1,963
EOG Resources, Inc. 4.15% 1/15/26	4,448	4,551
Equinor ASA:
2.375% 5/22/30	9,144	8,239
3.125% 4/6/30	7,926	7,584
3.625% 9/10/28	9,596	9,549
3.7% 3/1/24	2,899	2,937
3.7% 4/6/50	12,681	11,477
5.1% 8/17/40	1,589	1,721
Exxon Mobil Corp.:
1.571% 4/15/23	28,999	28,885
2.726% 3/1/23	7,944	7,975
3.043% 3/1/26	6,618	6,579
3.452% 4/15/51	3,316	2,870
3.482% 3/19/30	19,333	19,027
3.567% 3/6/45	5,282	4,654
Hess Corp.:
3.5% 7/15/24	3,019	3,007
5.6% 2/15/41	2,701	2,751
5.8% 4/1/47	3,383	3,560
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,691	9,718
3.5% 9/1/23	1,589	1,594
3.95% 9/1/22	5,561	5,561
4.25% 9/1/24	11,915	12,097
4.7% 11/1/42	3,019	2,714
5% 3/1/43	795	742
5.5% 3/1/44	5,558	5,265
5.625% 9/1/41	795	785
6.55% 9/15/40	2,383	2,593
Kinder Morgan, Inc.:
4.3% 3/1/28	7,919	7,935
5.2% 3/1/48	6,974	6,721
5.3% 12/1/34	6,792	6,960
5.55% 6/1/45	7,733	7,785
Magellan Midstream Partners LP:
4.25% 9/15/46	4,369	3,799
5% 3/1/26	2,383	2,472
Marathon Oil Corp. 5.2% 6/1/45	3,972	3,909
Marathon Petroleum Corp.:
4.5% 4/1/48	4,630	4,061
4.7% 5/1/25	17,399	17,854
6.5% 3/1/41	795	903
MPLX LP:
4.125% 3/1/27	7,506	7,433
4.7% 4/15/48	15,489	13,817
4.8% 2/15/29	7,300	7,401
5.2% 3/1/47	4,861	4,619
5.5% 2/15/49	6,892	6,871
ONEOK Partners LP 3.375% 10/1/22	3,972	3,975
ONEOK, Inc.:
4.45% 9/1/49	4,640	3,923
4.95% 7/13/47	4,647	4,180
5.2% 7/15/48	2,399	2,263
Ovintiv, Inc. 6.5% 2/1/38	7,055	7,652
Phillips 66 Co.:
4.875% 11/15/44	795	795
5.875% 5/1/42	7,547	8,502
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	5,719	5,691
4.65% 10/15/25	9,730	9,850
4.9% 2/15/45	1,509	1,302
6.65% 1/15/37	2,220	2,321
Shell International Finance BV:
2% 11/7/24	7,830	7,691
2.375% 11/7/29	26,293	23,842
3.125% 11/7/49	11,116	9,033
3.25% 5/11/25	11,249	11,310
3.5% 11/13/23	5,561	5,622
3.875% 11/13/28	6,766	6,834
4% 5/10/46	3,177	2,983
4.375% 5/11/45	10,565	10,512
6.375% 12/15/38	3,337	4,102
Spectra Energy Partners LP:
3.375% 10/15/26	12,956	12,630
4.75% 3/15/24	3,833	3,914
Suncor Energy, Inc.:
4% 11/15/47	3,972	3,526
6.8% 5/15/38	6,708	7,857
6.85% 6/1/39	1,589	1,892
The Williams Companies, Inc.:
3.75% 6/15/27	18,557	18,198
3.9% 1/15/25	2,800	2,805
4.55% 6/24/24	4,507	4,581
4.85% 3/1/48	6,697	6,382
5.75% 6/24/44	1,509	1,570
Total Capital International SA:
2.7% 1/25/23	1,509	1,509
3.127% 5/29/50	2,832	2,279
3.455% 2/19/29	16,952	16,551
3.461% 7/12/49	5,181	4,453
3.75% 4/10/24	1,589	1,616
TransCanada PipeLines Ltd.:
2.5% 8/1/22	3,972	3,973
4.75% 5/15/38	8,334	8,272
4.875% 1/15/26	3,972	4,099
4.875% 5/15/48	3,908	3,947
5.1% 3/15/49	2,778	2,906
6.1% 6/1/40	5,321	5,997
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	4,640	4,295
3.95% 5/15/50	4,640	3,957
4.45% 8/1/42	6,157	5,683
4.6% 3/15/48	3,177	2,965
Valero Energy Corp.:
2.85% 4/15/25	13,126	12,860
4% 4/1/29	7,408	7,212
6.625% 6/15/37	4,305	4,905
		909,371
TOTAL ENERGY		942,787
FINANCIALS - 8.6%
Banks - 4.7%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	5,747
Banco Santander SA:
1.849% 3/25/26	13,000	11,877
2.958% 3/25/31	14,400	12,526
3.225% 11/22/32 (b)	6,200	5,133
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(d)	20,058	19,070
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 1.53% 12/6/25 (b)(d)	39,149	37,013
1.658% 3/11/27 (b)	15,408	14,107
1.734% 7/22/27 (b)	19,987	18,198
2.087% 6/14/29 (b)	4,543	4,004
2.299% 7/21/32 (b)	7,772	6,533
2.651% 3/11/32 (b)	14,674	12,784
2.676% 6/19/41 (b)	9,860	7,598
2.687% 4/22/32 (b)	7,115	6,201
2.831% 10/24/51 (b)	7,984	5,850
2.972% 7/21/52 (b)	7,772	5,883
3.004% 12/20/23 (b)	8,417	8,415
3.194% 7/23/30 (b)	38,178	35,302
3.248% 10/21/27	2,979	2,885
3.366% 1/23/26 (b)	20,987	20,672
3.419% 12/20/28 (b)	24,064	23,000
3.593% 7/21/28 (b)	8,818	8,549
3.705% 4/24/28 (b)	6,991	6,832
3.846% 3/8/37 (b)	5,703	5,163
3.864% 7/23/24 (b)	19,303	19,436
3.97% 3/5/29 (b)	17,399	17,039
3.974% 2/7/30 (b)	11,231	10,952
4% 4/1/24	3,864	3,940
4% 1/22/25	4,766	4,788
4.083% 3/20/51 (b)	5,027	4,618
4.1% 7/24/23	5,561	5,674
4.183% 11/25/27	12,307	12,218
4.2% 8/26/24	6,752	6,862
4.25% 10/22/26	3,177	3,212
4.271% 7/23/29 (b)	14,306	14,209
4.33% 3/15/50 (b)	10,398	9,928
4.443% 1/20/48 (b)	12,114	11,799
4.45% 3/3/26	10,327	10,452
5% 1/21/44	4,265	4,398
5.875% 2/7/42	2,610	2,966
6.11% 1/29/37	5,621	6,392
7.75% 5/14/38	3,317	4,297
Bank of Montreal:
3.3% 2/5/24	12,876	12,943
3.803% 12/15/32 (b)	9,260	8,834
Bank of Nova Scotia:
3.4% 2/11/24	32,120	32,249
4.5% 12/16/25	12,615	12,811
Barclays PLC:
2.279% 11/24/27 (b)	14,500	13,132
2.852% 5/7/26 (b)	10,633	10,226
2.894% 11/24/32 (b)	15,080	12,698
3.932% 5/7/25 (b)	12,593	12,575
4.337% 1/10/28	4,602	4,532
4.375% 1/12/26	4,289	4,302
4.836% 5/9/28	7,626	7,528
4.95% 1/10/47	12,837	12,726
5.25% 8/17/45	4,602	4,645
BB&T Corp. 3.75% 12/6/23	13,978	14,164
BPCE SA 4% 4/15/24	1,716	1,735
Canadian Imperial Bank of Commerce 3.6% 4/7/32	11,525	10,746
Capital One Bank NA 3.375% 2/15/23	2,079	2,090
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(d)	15,887	16,048
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	18,312	17,624
1.122% 1/28/27 (b)	14,113	12,696
2.561% 5/1/32 (b)	11,986	10,260
3.106% 4/8/26 (b)	24,746	24,155
3.668% 7/24/28 (b)	32,410	31,451
3.7% 1/12/26	8,841	8,774
3.887% 1/10/28 (b)	3,575	3,518
3.98% 3/20/30 (b)	28,276	27,371
4.125% 7/25/28	12,265	12,044
4.4% 6/10/25	3,177	3,211
4.412% 3/31/31 (b)	7,733	7,641
4.45% 9/29/27	28,129	28,204
4.6% 3/9/26	4,766	4,832
4.65% 7/23/48	11,261	11,232
4.75% 5/18/46	6,251	5,969
5.3% 5/6/44	1,589	1,632
5.5% 9/13/25	3,972	4,155
5.875% 1/30/42	4,328	4,876
8.125% 7/15/39	6,356	8,727
Citizens Financial Group, Inc. 2.638% 9/30/32	1,502	1,233
Comerica, Inc. 3.8% 7/22/26	2,899	2,872
Discover Bank 4.2% 8/8/23	5,753	5,816
Export-Import Bank of Korea:
0.625% 2/9/26	20,831	18,970
1.125% 12/29/26	3,300	3,004
2.375% 6/25/24	3,000	2,972
2.875% 1/21/25	6,037	5,996
Fifth Third Bancorp:
2.55% 5/5/27	11,793	11,063
8.25% 3/1/38	1,651	2,213
HSBC Holdings PLC:
2.013% 9/22/28 (b)	38,714	33,896
2.099% 6/4/26 (b)	14,500	13,626
3.803% 3/11/25 (b)	25,805	25,747
3.9% 5/25/26	8,737	8,631
4.25% 3/14/24	5,200	5,262
4.25% 8/18/25	4,602	4,606
4.292% 9/12/26 (b)	36,971	36,837
4.375% 11/23/26	22,797	22,842
4.95% 3/31/30	11,528	11,659
5.25% 3/14/44	3,946	3,885
6.5% 9/15/37	8,340	9,329
6.8% 6/1/38	4,833	5,470
HSBC U.S.A., Inc. 3.5% 6/23/24	5,561	5,581
ING Groep NV:
1.726% 4/1/27 (b)	7,323	6,614
2.727% 4/1/32 (b)	7,404	6,335
Japan Bank International Cooperation:
0.625% 5/22/23	22,522	22,143
1.25% 1/21/31	31,080	26,452
1.875% 7/21/26	3,260	3,100
2.125% 2/10/25	1,716	1,680
2.25% 11/4/26	4,486	4,323
2.375% 4/20/26	10,372	10,096
2.75% 1/21/26	2,720	2,689
2.875% 6/1/27	6,038	5,957
3.25% 7/20/28	7,150	7,191
3.375% 10/31/23	25,810	26,098
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	35,959	33,812
1.47% 9/22/27 (b)	23,779	21,417
1.953% 2/4/32 (b)	12,760	10,584
2.083% 4/22/26 (b)	29,270	27,829
2.522% 4/22/31 (b)	9,521	8,386
2.545% 11/8/32 (b)	18,588	16,029
2.95% 10/1/26	20,041	19,432
2.956% 5/13/31 (b)	9,908	8,842
3.109% 4/22/51 (b)	11,841	9,187
3.22% 3/1/25 (b)	13,853	13,775
3.25% 9/23/22	3,177	3,190
3.3% 4/1/26	7,149	7,043
3.375% 5/1/23	1,509	1,520
3.509% 1/23/29 (b)	25,133	24,218
3.54% 5/1/28 (b)	13,504	13,121
3.559% 4/23/24 (b)	7,944	7,971
3.797% 7/23/24 (b)	11,002	11,065
3.875% 9/10/24	25,995	26,327
3.882% 7/24/38 (b)	3,575	3,350
3.9% 7/15/25	17,158	17,453
3.96% 1/29/27 (b)	9,666	9,660
3.964% 11/15/48 (b)	7,466	6,735
4.005% 4/23/29 (b)	16,311	16,052
4.125% 12/15/26	4,667	4,693
4.203% 7/23/29 (b)	34,701	34,482
4.323% 4/26/28 (b)	9,454	9,538
4.452% 12/5/29 (b)	9,705	9,772
4.586% 4/26/33 (b)	9,454	9,712
4.85% 2/1/44	3,972	4,038
4.95% 6/1/45	7,581	7,707
5.5% 10/15/40	4,528	4,932
5.6% 7/15/41	1,192	1,314
5.625% 8/16/43	3,972	4,360
KeyBank NA 3.4% 5/20/26	4,289	4,165
Korea Development Bank:
0.4% 6/19/24	8,700	8,277
1.625% 1/19/31	10,633	9,043
Lloyds Banking Group PLC:
4.344% 1/9/48	11,915	10,251
4.582% 12/10/25	9,260	9,307
4.65% 3/24/26	6,831	6,871
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	8,941	8,028
2.309% 7/20/32 (b)	8,700	7,278
2.801% 7/18/24	6,482	6,400
3.195% 7/18/29	11,297	10,425
3.455% 3/2/23	14,568	14,665
3.751% 7/18/39	6,297	5,663
3.85% 3/1/26	538	535
3.961% 3/2/28	17,476	17,209
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (b)	9,183	8,206
2.226% 5/25/26 (b)	10,826	10,279
2.26% 7/9/32 (b)	9,086	7,460
2.591% 5/25/31 (b)	13,146	11,358
3.549% 3/5/23	9,532	9,588
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (b)(d)	6,766	6,770
3.754% 11/1/29 (b)	10,246	10,018
3.875% 9/12/23	3,260	3,279
4.445% 5/8/30 (b)	5,748	5,605
4.8% 4/5/26	10,366	10,496
Oesterreichische Kontrollbank AG 0.375% 9/17/25	8,660	7,978
PNC Financial Services Group, Inc.:
1.15% 8/13/26	10,008	9,115
2.2% 11/1/24	5,355	5,257
2.6% 7/23/26	19,333	18,635
3.5% 1/23/24	13,891	13,999
3.9% 4/29/24	4,488	4,551
Rabobank Nederland:
3.75% 7/21/26	15,291	14,908
4.375% 8/4/25	5,147	5,172
5.25% 5/24/41	2,383	2,680
Rabobank Nederland New York Branch:
2.75% 1/10/23	13,504	13,528
3.375% 5/21/25	3,217	3,209
Royal Bank of Canada:
1.2% 4/27/26	8,922	8,109
2.05% 1/21/27	16,433	15,208
4.65% 1/27/26	10,319	10,550
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	8,674	8,690
Santander UK Group Holdings PLC 2.469% 1/11/28 (b)	9,666	8,803
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	4,911	4,907
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	11,310	10,554
2.142% 9/23/30	11,020	9,091
2.174% 1/14/27	22,619	20,822
2.348% 1/15/25	7,153	6,919
2.75% 1/15/30	6,766	6,015
2.778% 10/18/22	5,997	6,019
3.05% 1/14/42	11,600	9,266
3.102% 1/17/23	30,299	30,449
3.936% 10/16/23	12,456	12,614
The Toronto-Dominion Bank:
2.65% 6/12/24	18,463	18,298
3.25% 3/11/24	24,166	24,275
3.5% 7/19/23	7,944	8,019
Truist Financial Corp. 1.267% 3/2/27 (b)	26,042	23,696
U.S. Bancorp:
1.375% 7/22/30	9,666	7,891
3% 7/30/29	8,603	7,996
3.1% 4/27/26	7,149	7,016
Wells Fargo & Co.:
2.164% 2/11/26 (b)	29,482	28,175
2.188% 4/30/26 (b)	23,344	22,200
2.406% 10/30/25 (b)	40,463	39,228
2.572% 2/11/31 (b)	18,666	16,585
3% 10/23/26	16,149	15,573
3.068% 4/30/41 (b)	14,113	11,556
3.3% 9/9/24	3,673	3,686
3.35% 3/2/33 (b)	4,543	4,191
3.55% 9/29/25	3,368	3,366
3.584% 5/22/28 (b)	8,313	8,086
3.75% 1/24/24	34,064	34,519
3.9% 5/1/45	3,781	3,454
4.1% 6/3/26	2,562	2,568
4.4% 6/14/46	5,672	5,267
4.48% 1/16/24	3,030	3,102
4.75% 12/7/46	12,709	12,372
4.9% 11/17/45	7,663	7,593
5.013% 4/4/51 (b)	4,814	5,040
5.375% 11/2/43	5,336	5,610
5.606% 1/15/44	9,040	9,726
Westpac Banking Corp.:
1.953% 11/20/28	5,800	5,138
2.85% 5/13/26	3,774	3,666
3.3% 2/26/24	25,805	25,968
4.11% 7/24/34 (b)	9,666	9,062
4.421% 7/24/39	4,630	4,286
Zions Bancorp NA 4.5% 6/13/23	165	166
		2,486,210
Capital Markets - 1.8%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,774	3,778
Ares Capital Corp.:
2.15% 7/15/26	20,441	17,988
3.25% 7/15/25	5,027	4,783
Bank of New York Mellon Corp.:
1.8% 7/28/31	16,619	13,833
2.8% 5/4/26	4,472	4,373
2.95% 1/29/23	11,915	11,962
BlackRock, Inc.:
2.1% 2/25/32	11,503	9,788
3.5% 3/18/24	2,303	2,333
Brookfield Finance, Inc. 2.724% 4/15/31	19,988	17,358
Charles Schwab Corp.:
0.75% 3/18/24	22,246	21,500
2% 3/20/28	16,771	15,267
2.45% 3/3/27	19,333	18,389
CME Group, Inc.:
2.65% 3/15/32	2,803	2,557
5.3% 9/15/43	4,930	5,472
Credit Suisse AG 3.625% 9/9/24	7,884	7,862
Credit Suisse Group AG:
3.8% 6/9/23	15,887	15,954
4.55% 4/17/26	6,985	6,977
4.875% 5/15/45	8,979	8,340
Deutsche Bank AG:
4.1% 1/13/26	9,570	9,520
4.5% 4/1/25	2,573	2,553
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	4,949	4,381
3.3% 11/16/22	7,308	7,315
3.7% 5/30/24	7,785	7,760
3.95% 2/27/23	13,705	13,759
4.1% 1/13/26	17,316	17,158
Eaton Vance Corp. 3.625% 6/15/23	2,244	2,266
Franklin Resources, Inc. 2.85% 3/30/25	3,019	2,977
GE Capital Funding LLC 4.4% 5/15/30	5,000	4,886
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	13,639	12,590
1.093% 12/9/26 (b)	33,156	29,999
2.383% 7/21/32 (b)	22,445	18,856
2.6% 2/7/30	9,666	8,524
2.615% 4/22/32 (b)	24,562	21,165
2.65% 10/21/32 (b)	12,566	10,772
3.2% 2/23/23	18,406	18,488
3.272% 9/29/25 (b)	4,833	4,785
3.436% 2/24/43 (b)	3,963	3,339
3.5% 1/23/25	41,477	41,544
3.625% 1/22/23	7,149	7,211
3.625% 2/20/24	8,340	8,405
3.691% 6/5/28 (b)	14,113	13,740
3.75% 2/25/26	4,622	4,626
3.85% 7/8/24	3,019	3,068
3.85% 1/26/27	24,021	23,812
4% 3/3/24	4,833	4,911
4.25% 10/21/25	3,972	4,024
4.411% 4/23/39 (b)	3,770	3,631
4.75% 10/21/45	12,534	12,470
5.95% 1/15/27	11,915	12,745
6.75% 10/1/37	16,249	18,998
Intercontinental Exchange, Inc.:
1.85% 9/15/32	8,990	7,302
2.65% 9/15/40	8,990	6,896
3.75% 12/1/25	4,567	4,608
3.75% 9/21/28	7,411	7,314
4% 10/15/23	2,979	3,025
4.25% 9/21/48	8,390	7,685
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
2.625% 10/15/31	1,933	1,587
4.15% 1/23/30	11,213	10,532
Moody's Corp.:
3.25% 1/15/28	12,663	12,211
4.875% 12/17/48	8,233	8,295
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(d)	6,005	5,874
1.164% 10/21/25 (b)	11,310	10,644
1.512% 7/20/27 (b)	7,810	7,061
1.593% 5/4/27 (b)	11,397	10,372
2.188% 4/28/26 (b)	19,478	18,608
2.239% 7/21/32 (b)	7,395	6,243
2.511% 10/20/32 (b)	3,963	3,406
2.72% 7/22/25 (b)	15,080	14,761
3.125% 1/23/23	48,614	48,904
3.125% 7/27/26	4,448	4,323
3.217% 4/22/42 (b)	14,442	11,979
3.591% 7/22/28 (b)	28,501	27,664
3.7% 10/23/24	4,766	4,836
3.75% 2/25/23	5,382	5,430
3.772% 1/24/29 (b)	9,753	9,506
3.875% 4/29/24	11,662	11,891
3.875% 1/27/26	4,171	4,180
3.95% 4/23/27	27,155	26,882
3.971% 7/22/38 (b)	4,965	4,728
4.3% 1/27/45	1,589	1,498
4.375% 1/22/47	8,818	8,482
5.597% 3/24/51 (b)	10,295	11,866
6.375% 7/24/42	2,303	2,792
7.25% 4/1/32	795	976
Nomura Holdings, Inc. 3.103% 1/16/30	19,128	17,055
Northern Trust Corp. 1.95% 5/1/30	17,158	14,854
S&P Global, Inc.:
2.9% 3/1/32 (c)	34,219	31,226
2.95% 1/22/27	4,833	4,695
State Street Corp.:
1.684% 11/18/27 (b)	15,869	14,478
2.65% 5/19/26	5,997	5,867
		969,328
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	18,269	17,126
2.45% 10/29/26	10,778	9,637
2.875% 8/14/24	11,390	11,025
3% 10/29/28	5,800	5,089
3.4% 10/29/33	5,896	4,859
3.65% 7/21/27	3,698	3,449
3.85% 10/29/41	5,896	4,605
3.875% 1/23/28	12,472	11,563
4.45% 10/1/25	7,824	7,697
4.875% 1/16/24	6,792	6,841
Ally Financial, Inc.:
2.2% 11/2/28	9,570	8,132
3.05% 6/5/23	4,978	4,981
5.8% 5/1/25	14,790	15,462
American Express Co.:
2.5% 7/30/24	30,845	30,424
4.05% 12/3/42	5,541	5,147
Capital One Financial Corp.:
3.2% 1/30/23	11,057	11,117
3.3% 10/30/24	11,544	11,468
3.75% 7/28/26	7,746	7,579
3.75% 3/9/27	28,095	27,641
3.8% 1/31/28	10,327	10,000
3.9% 1/29/24	13,552	13,689
Discover Financial Services 4.5% 1/30/26	14,948	15,060
Ford Motor Credit Co. LLC:
4.25% 9/20/22	1,544	1,547
4.375% 8/6/23	3,431	3,433
GE Capital International Funding Co.:
3.373% 11/15/25	22,877	22,760
4.418% 11/15/35	25,337	24,982
John Deere Capital Corp.:
2.65% 6/24/24	8,309	8,283
2.65% 6/10/26	3,972	3,863
2.7% 1/6/23	7,944	7,953
2.8% 1/27/23	3,972	3,981
2.8% 3/6/23	2,582	2,599
2.8% 9/8/27	5,561	5,371
3.45% 3/7/29	15,887	15,613
Synchrony Financial:
3.7% 8/4/26	3,752	3,623
4.375% 3/19/24	8,940	9,011
5.15% 3/19/29	21,635	21,368
Toyota Motor Credit Corp.:
0.5% 8/14/23	14,500	14,141
1.15% 8/13/27	16,723	14,760
1.9% 1/13/27	8,796	8,207
2.7% 1/11/23	7,944	7,947
3.05% 3/22/27	9,570	9,347
3.35% 1/8/24	11,112	11,213
		442,593
Diversified Financial Services - 0.6%
AB Svensk Exportkredit 0.25% 9/29/23	13,514	13,124
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	15,853	13,678
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,135	9,135
4.5% 2/11/43	1,589	1,573
Blackstone Private Credit Fund:
2.7% 1/15/25 (c)	12,663	11,881
4.7% 3/24/25 (c)	14,181	13,824
BP Capital Markets America, Inc.:
2.721% 1/12/32	28,999	26,094
3% 2/24/50	11,116	8,582
3.017% 1/16/27	7,547	7,335
3.06% 6/17/41	6,766	5,601
Brixmor Operating Partnership LP:
3.9% 3/15/27	4,480	4,376
4.05% 7/1/30	4,868	4,575
4.125% 6/15/26	5,997	5,968
4.125% 5/15/29	5,363	5,157
DH Europe Finance II SARL:
2.2% 11/15/24	6,563	6,396
2.6% 11/15/29	7,675	7,022
3.4% 11/15/49	8,313	6,961
Equitable Holdings, Inc. 4.35% 4/20/28	6,519	6,538
Japan International Cooperation Agency 1.75% 4/28/31	7,910	7,026
KfW:
0.25% 10/19/23	11,696	11,349
0.375% 7/18/25	13,678	12,680
0.625% 1/22/26	42,629	39,365
2% 5/2/25	3,038	2,971
2.5% 11/20/24	8,281	8,232
2.625% 2/28/24	16,206	16,226
2.875% 4/3/28	12,201	12,149
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,752	6,442
2.5% 11/15/27	7,022	6,840
Voya Financial, Inc.:
3.65% 6/15/26	12,542	12,341
5.7% 7/15/43	2,979	3,209
		296,650
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	21,411	17,619
3.35% 5/3/26	3,352	3,342
4.35% 11/3/45	3,177	3,098
AFLAC, Inc.:
3.6% 4/1/30	4,833	4,705
3.625% 11/15/24	4,833	4,897
4% 10/15/46	3,003	2,672
Allstate Corp.:
3.28% 12/15/26	3,750	3,729
4.2% 12/15/46	6,005	5,725
American International Group, Inc.:
3.75% 7/10/25	2,264	2,268
3.875% 1/15/35	2,145	2,025
3.9% 4/1/26	2,995	3,007
4.2% 4/1/28	14,734	14,825
4.375% 6/30/50	4,543	4,337
4.5% 7/16/44	7,050	6,677
4.7% 7/10/35	4,607	4,650
4.75% 4/1/48	7,808	7,929
Aon PLC:
3.5% 6/14/24	6,458	6,464
4% 11/27/23	2,383	2,409
4.6% 6/14/44	1,271	1,196
4.75% 5/15/45	4,671	4,499
Athene Holding Ltd. 3.5% 1/15/31	5,413	4,829
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	14,016	10,443
3.967% 11/15/46	1,986	1,862
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,588	6,304
2.85% 10/15/50	10,633	8,112
4.2% 8/15/48	9,429	9,155
5.75% 1/15/40	11,222	12,833
Brighthouse Financial, Inc. 4.7% 6/22/47	7,547	6,345
Brown & Brown, Inc. 4.2% 3/17/32	6,283	5,922
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	5,123	5,019
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,649	5,126
3.6% 8/19/49	6,760	5,630
4.4% 3/15/48	7,713	7,212
Lincoln National Corp.:
3.625% 12/12/26	4,766	4,730
4.35% 3/1/48	2,417	2,165
4.375% 6/15/50	4,833	4,316
Manulife Financial Corp. 4.15% 3/4/26	9,666	9,791
Markel Corp. 3.35% 9/17/29	4,833	4,563
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,509	1,518
3.875% 3/15/24	7,547	7,634
4.05% 10/15/23	5,382	5,445
4.2% 3/1/48	3,868	3,597
4.35% 1/30/47	2,224	2,067
4.375% 3/15/29	6,116	6,208
4.9% 3/15/49	7,388	7,672
MetLife, Inc.:
3.6% 11/13/25	9,666	9,733
4.125% 8/13/42	4,959	4,661
4.55% 3/23/30	8,990	9,291
4.6% 5/13/46	1,589	1,603
4.721% 12/15/44 (b)	3,972	3,964
5.875% 2/6/41	2,059	2,329
Principal Financial Group, Inc. 4.3% 11/15/46	6,356	6,147
Progressive Corp.:
2.45% 1/15/27	3,765	3,601
2.5% 3/15/27	7,346	6,994
3% 3/15/32	13,862	12,798
4.2% 3/15/48	4,398	4,180
Prudential Financial, Inc.:
3.878% 3/27/28	3,305	3,332
3.905% 12/7/47	437	390
3.935% 12/7/49	8,515	7,658
4.35% 2/25/50	9,924	9,513
4.418% 3/27/48	5,044	4,812
5.125% 3/1/52 (b)	3,335	3,206
5.7% 12/14/36	302	343
The Chubb Corp. 6.5% 5/15/38	2,788	3,386
The Travelers Companies, Inc.:
4.1% 3/4/49	4,833	4,515
4.3% 8/25/45	1,159	1,110
6.25% 6/15/37	6,633	8,007
		366,144
TOTAL FINANCIALS		4,560,925
HEALTH CARE - 2.5%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	12,276	12,095
2.9% 11/6/22	4,528	4,537
2.95% 11/21/26	8,990	8,738
3.2% 11/21/29	15,370	14,448
3.25% 10/1/22	2,383	2,385
3.6% 5/14/25	7,149	7,197
3.8% 3/15/25	7,006	7,083
4.05% 11/21/39	8,990	8,365
4.25% 11/14/28	6,585	6,679
4.25% 11/21/49	14,886	13,934
4.3% 5/14/36	4,972	4,866
4.4% 11/6/42	3,793	3,615
4.45% 5/14/46	5,561	5,306
4.55% 3/15/35	5,282	5,338
4.7% 5/14/45	10,467	10,380
4.75% 3/15/45	5,028	4,963
4.875% 11/14/48	4,630	4,691
Amgen, Inc.:
1.65% 8/15/28	15,418	13,559
1.9% 2/21/25	6,476	6,246
2.6% 8/19/26	8,340	8,031
2.8% 8/15/41	15,756	12,138
3.125% 5/1/25	1,589	1,582
3.35% 2/22/32	4,640	4,368
3.375% 2/21/50	8,893	7,135
4.4% 5/1/45	7,888	7,522
4.663% 6/15/51	9,908	9,737
Gilead Sciences, Inc.:
1.65% 10/1/30	11,928	10,058
2.8% 10/1/50	11,832	8,643
3.65% 3/1/26	4,909	4,911
4.15% 3/1/47	9,882	9,078
4.75% 3/1/46	8,737	8,691
		236,319
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	5,539	5,652
4.75% 11/30/36	3,575	3,917
4.9% 11/30/46	8,261	9,079
Baxter International, Inc.:
1.915% 2/1/27 (c)	11,725	10,728
2.539% 2/1/32 (c)	12,914	11,115
Becton, Dickinson & Co.:
2.823% 5/20/30	6,989	6,276
3.363% 6/6/24	3,600	3,611
3.7% 6/6/27	22,048	21,861
4.685% 12/15/44	8,630	8,309
Boston Scientific Corp.:
3.45% 3/1/24	17,246	17,375
4% 3/1/29	8,579	8,421
4.7% 3/1/49	13,845	13,673
Medtronic, Inc. 4.625% 3/15/45	10,267	10,819
Stryker Corp.:
1.95% 6/15/30	7,395	6,312
2.9% 6/15/50	7,395	5,603
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,040	9,044
		151,795
Health Care Providers & Services - 1.0%
Aetna, Inc.:
2.8% 6/15/23	11,915	11,937
3.875% 8/15/47	4,157	3,638
4.125% 11/15/42	9,013	7,990
Allina Health System, Inc. 3.887% 4/15/49	5,269	4,851
Anthem, Inc.:
3.125% 5/15/50	6,766	5,334
3.3% 1/15/23	1,589	1,598
3.65% 12/1/27	27,589	27,387
4.375% 12/1/47	8,311	7,952
4.55% 3/1/48	3,741	3,669
4.625% 5/15/42	2,065	2,059
4.65% 1/15/43	1,589	1,591
Banner Health:
2.907% 1/1/42	1,305	1,037
2.913% 1/1/51	10,923	8,285
Baptist Healthcare System Obli 3.54% 8/15/50	10,657	8,693
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	7,302	6,054
Cardinal Health, Inc. 4.368% 6/15/47	11,033	9,835
Children's Hospital Medical Center 4.268% 5/15/44	2,637	2,588
Children's Hospital of Philadelphia 2.704% 7/1/50	8,032	5,903
Cigna Corp.:
3% 7/15/23	7,944	7,961
3.75% 7/15/23	5,357	5,411
4.125% 11/15/25	7,829	7,964
4.375% 10/15/28	21,090	21,414
4.5% 2/25/26	9,262	9,512
4.8% 8/15/38	18,723	18,952
4.8% 7/15/46	6,037	5,988
4.9% 12/15/48	6,764	6,745
6.125% 11/15/41	2,383	2,685
CommonSpirit Health:
3.91% 10/1/50	12,300	9,983
4.35% 11/1/42	1,589	1,432
CVS Health Corp.:
2.7% 8/21/40	12,035	9,130
2.875% 6/1/26	5,958	5,777
3% 8/15/26	13,153	12,840
3.25% 8/15/29	13,963	13,138
3.875% 7/20/25	3,701	3,738
4.1% 3/25/25	3,272	3,335
4.3% 3/25/28	18,985	19,222
4.875% 7/20/35	2,462	2,537
5.05% 3/25/48	21,765	22,170
5.125% 7/20/45	6,997	7,120
5.3% 12/5/43	3,489	3,610
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	8,468	7,399
HCA Holdings, Inc. 5.25% 6/15/49	13,765	13,274
Humana, Inc.:
1.35% 2/3/27	10,039	8,933
2.15% 2/3/32	10,063	8,367
3.125% 8/15/29	6,457	6,024
4.95% 10/1/44	1,986	2,025
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	9,083	7,834
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,259	5,876
4.15% 5/1/47	5,204	4,970
4.875% 4/1/42	1,430	1,512
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,383	2,252
MidMichigan Health 3.409% 6/1/50	3,730	3,062
New York & Presbyterian Hospital:
4.024% 8/1/45	2,780	2,630
4.063% 8/1/56	2,089	1,898
Novant Health, Inc. 3.168% 11/1/51	6,588	5,210
NYU Hospitals Center 4.784% 7/1/44	6,037	5,963
Orlando Health Obligated Group 3.327% 10/1/50	6,016	4,821
Partners Healthcare System, Inc. 4.117% 7/1/55	2,780	2,555
Piedmont Healthcare, Inc. 2.719% 1/1/42	1,208	910
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	2,136	1,509
Sutter Health 3.361% 8/15/50	14,596	11,610
Trinity Health Corp. 2.632% 12/1/40	3,512	2,689
UnitedHealth Group, Inc.:
1.15% 5/15/26	3,155	2,906
1.25% 1/15/26	6,254	5,841
2% 5/15/30	2,900	2,551
2.3% 5/15/31	2,662	2,369
2.375% 8/15/24	7,834	7,742
2.9% 5/15/50	6,273	4,886
3.25% 5/15/51	3,045	2,540
3.375% 4/15/27	4,289	4,272
3.5% 6/15/23	7,070	7,164
3.7% 8/15/49	8,334	7,444
3.75% 7/15/25	2,780	2,830
3.75% 10/15/47	7,594	6,879
3.85% 6/15/28	9,222	9,367
3.875% 12/15/28	11,908	12,118
3.875% 8/15/59	9,958	8,958
4.2% 1/15/47	2,859	2,771
4.375% 3/15/42	9,373	9,260
4.75% 7/15/45	1,327	1,391
West Virginia University Health System Obligated Group 3.129% 6/1/50	4,940	3,706
		537,383
Life Sciences Tools & Services - 0.1%
Danaher Corp. 4.375% 9/15/45	1,883	1,800
PerkinElmer, Inc.:
0.85% 9/15/24	4,476	4,206
2.25% 9/15/31	5,519	4,546
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	12,965	11,860
5.3% 2/1/44	4,622	5,089
		27,501
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC:
1.2% 5/28/26	7,201	6,610
2.25% 5/28/31	7,008	6,215
AstraZeneca PLC:
4.375% 11/16/45	5,989	6,090
4.375% 8/17/48	9,825	10,020
6.45% 9/15/37	2,582	3,240
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (c)	3,038	2,948
3.95% 4/15/45 (c)	1,104	896
Bristol-Myers Squibb Co.:
2.9% 7/26/24	9,043	9,058
3.2% 6/15/26	2,128	2,127
3.25% 8/1/42	2,224	1,883
3.4% 7/26/29	4,508	4,447
3.55% 3/15/42	9,666	8,767
4.125% 6/15/39	2,269	2,231
4.25% 10/26/49	9,631	9,474
4.35% 11/15/47	5,317	5,302
4.55% 2/20/48	11,255	11,513
Eli Lilly & Co. 2.25% 5/15/50	17,138	12,402
GlaxoSmithKline Capital PLC 3% 6/1/24	9,260	9,280
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,734	7,145
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27 (c)	14,422	14,124
3.625% 3/24/32 (c)	14,451	13,828
Johnson & Johnson:
0.55% 9/1/25	6,409	5,956
1.3% 9/1/30	6,409	5,493
2.1% 9/1/40	6,409	4,862
2.45% 3/1/26	4,440	4,358
2.45% 9/1/60	6,409	4,522
3.4% 1/15/38	7,411	6,914
3.5% 1/15/48	4,766	4,358
3.625% 3/3/37	3,177	3,113
4.5% 12/5/43	5,262	5,427
4.85% 5/15/41	3,383	3,641
Merck & Co., Inc.:
2.4% 9/15/22	1,589	1,590
2.45% 6/24/50	4,418	3,246
2.9% 3/7/24	9,121	9,146
3.6% 9/15/42	1,589	1,449
3.7% 2/10/45	5,084	4,665
3.9% 3/7/39	9,666	9,441
Mylan NV 5.2% 4/15/48	2,383	2,081
Novartis Capital Corp.:
1.75% 2/14/25	7,443	7,253
2.4% 9/21/22	2,979	2,982
2.75% 8/14/50	10,923	8,731
3% 11/20/25	8,317	8,338
3.1% 5/17/27	4,679	4,644
3.7% 9/21/42	2,244	2,101
4% 11/20/45	4,162	4,046
Pfizer, Inc.:
2.7% 5/28/50	3,596	2,833
2.95% 3/15/24	3,734	3,749
3% 12/15/26	5,321	5,272
3.2% 9/15/23	10,103	10,188
3.45% 3/15/29	6,618	6,547
3.9% 3/15/39	5,004	4,866
4% 12/15/36	7,547	7,618
4.125% 12/15/46	2,613	2,571
4.2% 9/15/48	6,196	6,232
4.4% 5/15/44	3,328	3,393
7.2% 3/15/39	4,289	5,812
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	3,003	2,993
3.2% 9/23/26	31,123	30,433
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	2,248	2,196
5.25% 6/15/46	2,622	2,335
Viatris, Inc.:
2.7% 6/22/30	12,760	10,670
4% 6/22/50	7,250	5,411
Zoetis, Inc.:
3.25% 2/1/23	3,972	3,984
3.95% 9/12/47	1,589	1,459
4.7% 2/1/43	1,032	1,036
		385,555
TOTAL HEALTH CARE		1,338,553
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
3.375% 5/15/23	7,547	7,610
3.75% 5/15/28	7,466	7,478
4.25% 4/1/50	3,867	3,867
Lockheed Martin Corp.:
3.55% 1/15/26	3,017	3,061
4.09% 9/15/52	12,077	11,952
Northrop Grumman Corp.:
3.25% 1/15/28	6,673	6,466
3.85% 4/15/45	1,489	1,305
4.03% 10/15/47	14,958	13,849
4.75% 6/1/43	3,177	3,226
Raytheon Technologies Corp.:
1.9% 9/1/31	9,570	8,053
3.15% 12/15/24	7,070	7,053
3.65% 8/16/23	526	530
3.75% 11/1/46	5,929	5,258
4.05% 5/4/47	1,851	1,712
4.125% 11/16/28	11,685	11,889
4.35% 4/15/47	5,243	5,047
4.45% 11/16/38	4,215	4,165
4.5% 6/1/42	5,863	5,884
4.625% 11/16/48	10,491	10,737
4.875% 10/15/40	795	811
5.7% 4/15/40	1,589	1,784
The Boeing Co.:
2.5% 3/1/25	3,654	3,506
2.7% 2/1/27	6,297	5,795
2.8% 3/1/23	3,925	3,920
2.95% 2/1/30	8,056	6,943
3.625% 3/1/48	3,177	2,256
3.65% 3/1/47	2,192	1,576
3.75% 2/1/50	12,276	9,082
4.875% 5/1/25	13,891	14,057
5.15% 5/1/30	9,666	9,610
5.705% 5/1/40	31,541	31,078
5.805% 5/1/50	14,268	14,039
6.875% 3/15/39	2,622	2,836
		226,435
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.1% 8/5/29	5,027	4,678
3.9% 2/1/35	4,686	4,329
4.05% 2/15/48	2,900	2,504
4.4% 1/15/47	6,356	5,723
4.55% 4/1/46	1,192	1,106
4.95% 10/17/48	6,273	6,128
5.25% 5/15/50	3,383	3,456
United Parcel Service, Inc.:
2.4% 11/15/26	5,958	5,732
3.4% 11/15/46	2,104	1,823
3.75% 11/15/47	6,842	6,272
4.25% 3/15/49	3,190	3,139
4.45% 4/1/30	4,833	5,041
5.3% 4/1/50	4,669	5,295
6.2% 1/15/38	1,986	2,366
		57,592
Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	6,592	5,793
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	534	533
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	4,737	4,345
Southwest Airlines Co. 5.125% 6/15/27	4,833	5,037
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	413	390
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	9,483	8,787
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	2,152	2,106
		26,991
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	10,053	9,660
2.493% 2/15/27	7,105	6,597
2.722% 2/15/30	12,373	10,941
3.377% 4/5/40	4,959	4,060
3.577% 4/5/50	11,213	8,982
Masco Corp.:
2% 2/15/31	7,383	6,027
3.125% 2/15/51	3,735	2,690
Owens Corning 3.95% 8/15/29	5,413	5,190
		54,147
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	17,786	14,288
2.9% 7/1/26	3,352	3,243
3.2% 3/15/25	8,957	8,870
3.95% 5/15/28	8,340	8,369
Waste Management, Inc.:
2.4% 5/15/23	4,210	4,202
2.9% 9/15/22	5,302	5,304
4.15% 7/15/49	10,186	9,650
		53,926
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	4,548	4,560
4% 11/2/32	1,509	1,499
4.15% 11/2/42	1,509	1,418
		7,477
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	3,177	3,178
2% 2/14/25	5,027	4,882
2.375% 8/26/29	8,822	8,078
2.65% 4/15/25	3,613	3,574
2.875% 10/15/27	3,177	3,094
3.05% 4/15/30	2,912	2,780
3.125% 9/19/46	2,192	1,786
3.25% 8/26/49	6,797	5,715
3.7% 4/15/50	3,595	3,226
General Electric Co.:
3.625% 5/1/30	9,492	8,775
6.875% 1/10/39	119	142
Honeywell International, Inc.:
1.35% 6/1/25	8,120	7,741
1.95% 6/1/30	8,796	7,738
2.5% 11/1/26	5,688	5,518
2.8% 6/1/50	8,168	6,572
3.812% 11/21/47	1,113	1,043
		73,842
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	11,068	10,766
1.1% 9/14/27	11,416	10,141
2.4% 6/6/22	7,944	7,945
2.4% 8/9/26	2,264	2,181
2.85% 6/1/22	3,177	3,177
3.45% 5/15/23	11,120	11,245
Caterpillar, Inc.:
3.25% 9/19/49	13,214	11,322
3.803% 8/15/42	1,986	1,882
5.3% 9/15/35	5,561	6,222
Cummins, Inc. 1.5% 9/1/30	4,833	3,992
Deere & Co.:
2.875% 9/7/49	9,579	7,700
5.375% 10/16/29	795	872
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	11,400	10,946
4.65% 11/1/44	4,766	4,501
Otis Worldwide Corp.:
2.565% 2/15/30	10,633	9,358
3.362% 2/15/50	8,091	6,267
Parker Hannifin Corp.:
3.25% 3/1/27	4,488	4,369
4% 6/14/49	4,727	4,123
4.1% 3/1/47	4,496	3,988
		120,997
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	5,561	5,443
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,224	2,234
3.05% 2/15/51	3,499	2,780
3.25% 6/15/27	5,958	5,912
3.55% 2/15/50	4,833	4,151
3.9% 8/1/46	3,686	3,394
4.05% 6/15/48	13,373	12,598
4.125% 6/15/47	2,264	2,144
4.15% 4/1/45	1,350	1,272
4.375% 9/1/42	3,575	3,486
4.55% 9/1/44	2,383	2,379
4.9% 4/1/44	3,177	3,306
Canadian National Railway Co.:
2.45% 5/1/50	13,253	9,260
3.2% 8/2/46	2,622	2,131
Canadian Pacific Railway Co.:
1.75% 12/2/26	8,990	8,279
2.45% 12/2/31	18,946	16,691
3.1% 12/2/51	9,405	7,377
CSX Corp.:
3.25% 6/1/27	3,972	3,866
3.4% 8/1/24	3,673	3,686
3.8% 11/1/46	4,544	4,013
3.95% 5/1/50	2,840	2,557
4.1% 3/15/44	5,382	4,884
4.5% 3/15/49	10,963	10,682
4.75% 11/15/48	4,599	4,686
Norfolk Southern Corp.:
3.65% 8/1/25	9,532	9,551
3.8% 8/1/28	7,444	7,378
3.95% 10/1/42	1,509	1,369
4.05% 8/15/52	6,859	6,233
4.65% 1/15/46	2,589	2,570
Union Pacific Corp.:
2.15% 2/5/27	7,153	6,718
2.75% 3/1/26	5,290	5,149
2.8% 2/14/32	9,666	8,819
2.891% 4/6/36	7,292	6,313
3% 4/15/27	3,972	3,862
3.25% 2/5/50	10,720	8,857
3.35% 8/15/46	3,750	3,170
3.6% 9/15/37	2,622	2,442
3.799% 10/1/51	2,224	2,004
3.839% 3/20/60	11,170	9,890
		206,093
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.2% 1/15/27	6,863	6,137
2.625% 7/1/22	7,483	7,480
2.75% 1/15/23	7,944	7,930
3.125% 12/1/30	9,666	8,259
3.625% 12/1/27	7,593	7,127
4.25% 2/1/24	10,455	10,496
		47,429
TOTAL INDUSTRIALS		880,372
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.2% 9/20/23	5,965	5,963
2.5% 9/20/26	3,972	3,858
3.5% 6/15/25	3,392	3,433
5.9% 2/15/39	9,863	11,574
		24,828
Electronic Equipment & Components - 0.2%
Corning, Inc.:
3.9% 11/15/49	4,833	4,161
4.75% 3/15/42	3,972	3,908
Dell International LLC/EMC Corp.:
4% 7/15/24	9,135	9,225
4.9% 10/1/26	7,506	7,660
5.3% 10/1/29	19,994	20,308
6.02% 6/15/26	12,821	13,538
8.1% 7/15/36	8,303	10,043
8.35% 7/15/46	9,542	12,574
Tyco Electronics Group SA:
3.45% 8/1/24	2,899	2,916
3.7% 2/15/26	4,253	4,274
7.125% 10/1/37	1,966	2,496
		91,103
IT Services - 0.5%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	11,406	10,493
Fidelity National Information Services, Inc.:
1.15% 3/1/26	16,937	15,342
2.25% 3/1/31	14,065	11,779
Fiserv, Inc.:
3.5% 7/1/29	8,797	8,227
4.4% 7/1/49	14,614	13,091
Global Payments, Inc. 1.2% 3/1/26	23,465	21,191
IBM Corp.:
1.95% 5/15/30	11,102	9,516
2.95% 5/15/50	11,005	8,315
3% 5/15/24	9,538	9,553
3.3% 5/15/26	9,666	9,610
3.5% 5/15/29	13,474	13,012
3.625% 2/12/24	7,944	8,032
4.25% 5/15/49	8,612	8,036
4.7% 2/19/46	3,932	3,865
MasterCard, Inc.:
3.3% 3/26/27	5,744	5,742
3.35% 3/26/30	7,992	7,779
3.8% 11/21/46	3,019	2,799
3.85% 3/26/50	14,152	13,255
PayPal Holdings, Inc.:
1.65% 6/1/25	10,855	10,358
2.3% 6/1/30	12,566	11,011
The Western Union Co. 2.85% 1/10/25	8,700	8,479
Visa, Inc.:
1.1% 2/15/31	16,240	13,237
1.9% 4/15/27	11,387	10,717
2.05% 4/15/30	14,761	13,186
2.7% 4/15/40	9,473	7,943
2.75% 9/15/27	9,468	9,219
3.15% 12/14/25	7,157	7,165
4.3% 12/14/45	5,275	5,387
		276,339
Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc. 2.8% 10/1/41	11,812	9,584
Applied Materials, Inc. 4.35% 4/1/47	10,263	10,420
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	5,561	5,284
3.875% 1/15/27	3,043	2,992
Broadcom, Inc.:
2.45% 2/15/31 (c)	26,882	22,282
3.459% 9/15/26	10,027	9,781
3.469% 4/15/34 (c)	3,391	2,889
3.75% 2/15/51 (c)	17,216	13,444
4.3% 11/15/32	9,956	9,377
4.75% 4/15/29	13,584	13,579
Intel Corp.:
2% 8/12/31	7,124	6,141
2.45% 11/15/29	8,216	7,518
3.05% 8/12/51	7,124	5,628
3.25% 11/15/49	8,313	6,835
3.734% 12/8/47	2,594	2,327
3.9% 3/25/30	9,048	9,112
4.1% 5/19/46	5,561	5,277
4.1% 5/11/47	1,906	1,796
4.75% 3/25/50	9,512	9,901
Lam Research Corp. 2.875% 6/15/50	11,648	8,981
Micron Technology, Inc. 4.663% 2/15/30	6,573	6,535
NVIDIA Corp.:
2% 6/15/31	20,182	17,457
2.85% 4/1/30	8,603	8,050
3.5% 4/1/50	4,785	4,262
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	17,641	14,671
Qualcomm, Inc.:
2.6% 1/30/23	5,958	5,971
4.3% 5/20/47	8,023	7,896
Texas Instruments, Inc. 4.15% 5/15/48	5,526	5,521
		233,511
Software - 0.6%
Microsoft Corp.:
2.525% 6/1/50	32,153	24,856
2.675% 6/1/60	5,334	4,080
2.7% 2/12/25	13,643	13,610
2.875% 2/6/24	9,260	9,304
2.921% 3/17/52	36,922	30,799
3.041% 3/17/62	3,278	2,664
3.45% 8/8/36	2,307	2,236
3.625% 12/15/23	20,772	21,092
Oracle Corp.:
1.65% 3/25/26	9,109	8,294
2.5% 4/1/25	8,564	8,255
2.625% 2/15/23	7,944	7,937
2.65% 7/15/26	7,149	6,704
2.875% 3/25/31	10,275	8,743
2.95% 5/15/25	3,972	3,868
2.95% 4/1/30	11,377	9,926
3.25% 11/15/27	13,584	12,711
3.4% 7/8/24	3,753	3,749
3.6% 4/1/50	12,383	8,948
3.85% 7/15/36	8,047	6,793
3.85% 4/1/60	14,393	10,326
3.95% 3/25/51	10,575	8,063
4% 7/15/46	7,785	6,057
4% 11/15/47	13,899	10,717
4.125% 5/15/45	2,383	1,895
4.3% 7/8/34	3,078	2,813
5.375% 7/15/40	9,929	9,533
Roper Technologies, Inc.:
1% 9/15/25	7,443	6,830
1.4% 9/15/27	7,250	6,370
1.75% 2/15/31	7,250	5,893
2% 6/30/30	14,306	11,939
3.8% 12/15/26	6,752	6,733
VMware, Inc. 1.4% 8/15/26	20,344	18,237
		299,975
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	14,113	13,103
0.7% 2/8/26	10,933	10,086
1.25% 8/20/30	13,098	10,989
1.7% 8/5/31	7,886	6,752
2.375% 2/8/41	11,368	8,993
2.4% 1/13/23	23,831	23,878
2.45% 8/4/26	16,363	15,928
2.55% 8/20/60	5,162	3,726
2.65% 5/11/50	4,157	3,240
2.85% 8/5/61	7,887	5,997
2.9% 9/12/27	11,161	10,950
2.95% 9/11/49	21,247	17,408
3% 11/13/27	7,944	7,843
3.2% 5/13/25	8,332	8,408
3.2% 5/11/27	13,008	13,001
3.75% 9/12/47	4,833	4,548
3.75% 11/13/47	5,541	5,254
3.85% 5/4/43	10,327	9,913
4.25% 2/9/47	1,986	2,018
4.375% 5/13/45	3,725	3,829
4.5% 2/23/36	7,355	7,906
4.65% 2/23/46	4,488	4,823
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (b)	7,746	8,001
6.2% 10/15/35 (b)	3,090	3,399
6.35% 10/15/45 (b)	1,493	1,595
HP, Inc.:
2.2% 6/17/25	11,261	10,752
6% 9/15/41	1,192	1,259
		223,599
TOTAL INFORMATION TECHNOLOGY		1,149,355
MATERIALS - 0.7%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	4,785	4,531
2.05% 5/15/30	5,220	4,589
2.7% 5/15/40	4,495	3,661
2.8% 5/15/50	5,346	4,125
DuPont de Nemours, Inc.:
4.205% 11/15/23	11,280	11,494
4.725% 11/15/28	13,619	14,115
5.319% 11/15/38	8,458	8,824
Eastman Chemical Co. 4.65% 10/15/44	2,383	2,235
Ecolab, Inc.:
1.3% 1/30/31	6,356	5,201
2.7% 11/1/26	5,243	5,099
2.75% 8/18/55	8,768	6,460
Linde, Inc./Connecticut:
3.2% 1/30/26	5,036	5,040
3.55% 11/7/42	1,589	1,442
LYB International Finance BV:
4% 7/15/23	2,533	2,562
4.875% 3/15/44	4,647	4,447
LYB International Finance II BV 3.5% 3/2/27	19,438	19,018
LYB International Finance III LLC:
3.375% 10/1/40	7,366	6,044
3.625% 4/1/51	7,366	5,938
LyondellBasell Industries NV 4.625% 2/26/55	2,970	2,729
Nutrien Ltd.:
4% 12/15/26	9,055	9,141
4.2% 4/1/29	4,109	4,111
5% 4/1/49	7,152	7,439
5.25% 1/15/45	2,780	2,921
5.625% 12/1/40	1,430	1,572
Sherwin-Williams Co.:
2.75% 6/1/22	184	184
3.45% 6/1/27	17,609	17,230
3.8% 8/15/49	2,919	2,488
4.5% 6/1/47	6,776	6,507
The Dow Chemical Co.:
2.1% 11/15/30	6,863	5,867
3.6% 11/15/50	7,056	5,782
3.625% 5/15/26	5,880	5,883
4.375% 11/15/42	3,872	3,660
4.8% 11/30/28	6,792	7,025
4.8% 5/15/49	6,112	5,977
9.4% 5/15/39	2,383	3,519
The Mosaic Co.:
4.05% 11/15/27	4,575	4,569
4.25% 11/15/23	8,649	8,777
5.625% 11/15/43	2,979	3,177
Westlake Corp. 5% 8/15/46	1,589	1,583
		224,966
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	6,908	6,451
5.15% 5/15/46	1,438	1,466
WRKCo, Inc. 4.2% 6/1/32	4,833	4,720
		12,637
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	3,575	3,681
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	2,383	2,547
Freeport-McMoRan, Inc. 4.625% 8/1/30	32,382	31,324
Newmont Corp.:
2.25% 10/1/30	13,340	11,447
2.8% 10/1/29	2,707	2,463
5.45% 6/9/44	5,093	5,392
Nucor Corp.:
2.979% 12/15/55	3,177	2,265
6.4% 12/1/37	4,833	5,762
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	10,343	11,219
7.125% 7/15/28	1,589	1,859
Southern Copper Corp.:
3.875% 4/23/25	2,915	2,904
5.25% 11/8/42	4,588	4,703
7.5% 7/27/35	4,833	5,899
Vale Overseas Ltd.:
3.75% 7/8/30	19,333	18,025
6.25% 8/10/26	2,417	2,592
Vale SA 5.625% 9/11/42	5,243	5,169
		117,251
Paper & Forest Products - 0.1%
Suzano Austria GmbH:
2.5% 9/15/28	11,930	10,275
6% 1/15/29	9,570	9,801
		20,076
TOTAL MATERIALS		374,930
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	7,371	6,007
3% 5/18/51	5,582	3,996
4.85% 4/15/49	9,154	8,996
American Homes 4 Rent LP 4.25% 2/15/28	7,636	7,484
American Tower Corp.:
1.3% 9/15/25	7,221	6,651
2.1% 6/15/30	12,189	10,015
3.1% 6/15/50	4,456	3,216
3.55% 7/15/27	6,792	6,519
3.7% 10/15/49	4,833	3,850
AvalonBay Communities, Inc. 2.3% 3/1/30	4,833	4,297
Boston Properties, Inc.:
2.75% 10/1/26	5,561	5,262
3.125% 9/1/23	1,509	1,508
3.25% 1/30/31	15,176	13,591
Crown Castle International Corp.:
1.35% 7/15/25	21,460	19,854
2.25% 1/15/31	5,771	4,828
3.25% 1/15/51	5,220	3,905
Duke Realty LP 1.75% 2/1/31	23,383	19,220
ERP Operating LP:
1.85% 8/1/31	14,500	12,223
3% 4/15/23	1,489	1,491
3.25% 8/1/27	10,314	10,005
Healthpeak Properties, Inc.:
3% 1/15/30	9,937	9,086
3.4% 2/1/25	387	384
Invitation Homes Operating Partnership LP 4.15% 4/15/32	6,186	5,903
Kimco Realty Corp.:
1.9% 3/1/28	8,216	7,272
3.5% 4/15/23	3,019	3,023
3.8% 4/1/27	3,177	3,140
4.125% 12/1/46	7,944	6,901
4.45% 9/1/47	4,114	3,788
LXP Industrial Trust (REIT) 2.375% 10/1/31	2,417	1,952
National Retail Properties, Inc. 3% 4/15/52	6,766	4,776
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	3,093	2,584
4.375% 8/1/23	1,309	1,314
4.5% 1/15/25	6,362	6,346
4.5% 4/1/27	7,547	7,362
Prologis LP:
1.625% 3/15/31	9,425	7,794
2.125% 4/15/27	9,502	8,895
3.25% 10/1/26	3,701	3,659
Simon Property Group LP:
2.2% 2/1/31	21,169	17,884
3.25% 9/13/49	9,260	7,174
3.375% 12/1/27	15,851	15,392
UDR, Inc. 2.1% 6/15/33	12,929	10,220
Ventas Realty LP:
3.25% 10/15/26	2,780	2,688
3.5% 2/1/25	3,177	3,151
3.85% 4/1/27	7,547	7,461
4% 3/1/28	17,202	16,918
4.125% 1/15/26	1,152	1,158
4.375% 2/1/45	2,383	2,146
4.875% 4/15/49	2,262	2,198
VICI Properties LP:
4.75% 2/15/28	5,317	5,260
5.125% 5/15/32	5,838	5,789
Welltower, Inc. 4.95% 9/1/48	7,944	7,890
Weyerhaeuser Co. 4% 4/15/30	9,183	8,874
		351,300
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,019	3,028
CBRE Group, Inc. 4.875% 3/1/26	4,528	4,626
Digital Realty Trust LP 3.7% 8/15/27	6,356	6,165
Essex Portfolio LP:
3% 1/15/30	1,477	1,342
4% 3/1/29	4,833	4,750
Mid-America Apartments LP 3.95% 3/15/29	5,510	5,388
Tanger Properties LP 3.875% 7/15/27	4,925	4,774
		30,073
TOTAL REAL ESTATE		381,373
UTILITIES - 1.9%
Electric Utilities - 1.4%
AEP Texas, Inc. 3.8% 10/1/47	3,383	2,845
AEP Transmission Co. LLC 2.75% 8/15/51	5,703	4,201
Alabama Power Co.:
1.45% 9/15/30	14,500	12,008
3.7% 12/1/47	4,679	4,040
3.75% 3/1/45	795	687
4.15% 8/15/44	3,694	3,392
4.3% 7/15/48	4,671	4,373
5.2% 6/1/41	3,058	3,148
American Electric Power Co., Inc.:
2.95% 12/15/22	3,177	3,182
3.25% 3/1/50	2,494	1,877
4.3% 12/1/28	13,893	13,885
Appalachian Power Co.:
4.45% 6/1/45	4,766	4,355
4.5% 3/1/49	7,259	6,789
Baltimore Gas & Electric Co.:
2.9% 6/15/50	6,360	4,840
3.35% 7/1/23	2,264	2,275
3.5% 8/15/46	1,986	1,682
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	9,077	7,687
3.55% 8/1/42	1,509	1,336
4.25% 2/1/49	2,068	2,022
Cincinnati Gas & Electric Co. 4.3% 2/1/49	21,562	20,499
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,496	4,394
Commonwealth Edison Co.:
3.1% 11/1/24	7,944	7,908
3.2% 11/15/49	13,533	10,995
3.65% 6/15/46	2,272	2,001
3.7% 3/1/45	2,462	2,154
3.75% 8/15/47	4,885	4,429
4% 3/1/48	5,426	5,069
4% 3/1/49	4,762	4,409
DTE Electric Co. 3.95% 3/1/49	2,900	2,673
Duke Energy Carolinas LLC:
2.85% 3/15/32	2,417	2,210
2.95% 12/1/26	4,766	4,664
3.2% 8/15/49	6,345	5,189
3.75% 6/1/45	1,589	1,396
3.875% 3/15/46	3,097	2,839
4% 9/30/42	2,979	2,755
Duke Energy Corp.:
2.45% 6/1/30	5,220	4,529
2.65% 9/1/26	10,605	10,095
3.75% 4/15/24	4,766	4,813
3.75% 9/1/46	7,253	6,005
3.95% 10/15/23	1,941	1,964
4.2% 6/15/49	7,520	6,560
4.8% 12/15/45	2,216	2,129
Duke Energy Florida LLC 3.4% 10/1/46	1,986	1,656
Duke Energy Progress LLC:
3.4% 4/1/32	9,666	9,225
4.15% 12/1/44	1,430	1,338
4.375% 3/30/44	1,589	1,538
Edison International 2.95% 3/15/23	6,505	6,493
Entergy Corp.:
0.9% 9/15/25	13,436	12,239
2.95% 9/1/26	3,734	3,598
3.75% 6/15/50	3,287	2,710
4% 7/15/22	5,275	5,275
Entergy Louisiana LLC 4.2% 9/1/48	2,526	2,411
Entergy, Inc.:
3.55% 9/30/49	3,211	2,636
4% 3/30/29	14,040	13,924
Eversource Energy:
2.55% 3/15/31	12,735	11,012
2.9% 10/1/24	6,792	6,731
3.35% 3/15/26	5,251	5,163
3.45% 1/15/50	3,548	2,812
Exelon Corp.:
3.95% 6/15/25	15,612	15,752
5.1% 6/15/45	874	893
FirstEnergy Corp.:
1.6% 1/15/26	9,970	9,040
2.25% 9/1/30	10,730	8,984
3.4% 3/1/50	2,900	2,152
4.4% 7/15/27	6,752	6,701
5.35% 7/15/47	3,732	3,467
Florida Power & Light Co.:
3.125% 12/1/25	4,051	4,051
3.15% 10/1/49	5,556	4,585
3.25% 6/1/24	3,753	3,774
4.05% 10/1/44	4,304	4,102
4.125% 6/1/48	9,771	9,515
Indiana Michigan Power Co.:
3.2% 3/15/23	2,204	2,208
3.25% 5/1/51	3,867	3,050
Interstate Power and Light Co. 2.3% 6/1/30	11,051	9,594
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	13,726	12,655
1.9% 6/15/28	9,666	8,623
2.44% 1/15/32	13,630	11,663
Northern States Power Co.:
2.6% 6/1/51	10,440	7,728
2.9% 3/1/50	9,483	7,532
3.4% 8/15/42	1,589	1,374
4.125% 5/15/44	3,575	3,369
NSTAR Electric Co. 3.2% 5/15/27	6,076	5,950
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	25,429	23,184
3.1% 9/15/49	15,204	12,224
3.8% 9/30/47	7,733	7,018
Pacific Gas & Electric Co.:
3.15% 1/1/26	11,600	10,914
3.25% 6/1/31	4,833	4,055
3.45% 7/1/25	4,833	4,644
3.5% 6/15/25	9,666	9,349
4.2% 6/1/41	24,166	18,681
4.55% 7/1/30	30,062	27,982
4.75% 2/15/44	967	784
PacifiCorp:
3.6% 4/1/24	3,177	3,204
4.125% 1/15/49	10,692	9,973
4.15% 2/15/50	2,900	2,700
6% 1/15/39	4,919	5,566
Potomac Electric Power Co. 6.5% 11/15/37	3,024	3,655
PPL Capital Funding, Inc. 3.1% 5/15/26	6,356	6,168
PPL Electric Utilities Corp.:
3% 10/1/49	10,557	8,272
4.15% 10/1/45	2,780	2,568
Progress Energy, Inc. 6% 12/1/39	4,131	4,534
Public Service Co. of Colorado:
2.9% 5/15/25	8,737	8,606
3.8% 6/15/47	3,678	3,324
Public Service Electric & Gas Co.:
2.45% 1/15/30	8,071	7,310
3.15% 1/1/50	9,135	7,386
3.65% 9/1/42	2,244	1,989
4% 6/1/44	3,972	3,609
Puget Sound Energy, Inc. 4.3% 5/20/45	5,092	4,767
Southern California Edison Co.:
2.25% 6/1/30	7,198	6,138
2.95% 2/1/51	15,950	11,297
4% 4/1/47	7,944	6,785
4.125% 3/1/48	5,606	4,815
Southern Co.:
3.25% 7/1/26	8,737	8,537
4.4% 7/1/46	5,814	5,382
Tampa Electric Co.:
4.45% 6/15/49	9,306	8,889
6.15% 5/15/37	4,972	5,652
Union Electric Co. 3.9% 9/15/42	2,940	2,646
Virginia Electric & Power Co.:
3.1% 5/15/25	3,177	3,152
3.3% 12/1/49	5,800	4,842
3.45% 2/15/24	2,185	2,200
3.8% 4/1/28	11,844	11,829
3.8% 9/15/47	6,522	5,801
4.2% 5/15/45	8,383	7,828
4.45% 2/15/44	2,185	2,124
4.6% 12/1/48	5,624	5,615
6% 5/15/37	1,589	1,814
Wisconsin Electric Power Co. 4.25% 6/1/44	3,734	3,377
Xcel Energy, Inc. 3.35% 12/1/26	2,383	2,341
		753,356
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	8,816	8,623
Southern California Gas Co. 2.6% 6/15/26	10,509	10,121
Southern Co. Gas Capital Corp. 3.95% 10/1/46	10,740	9,098
		27,842
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 4.75% 6/15/46	4,138	3,823
Exelon Generation Co. LLC 3.25% 6/1/25	9,666	9,486
		13,309
Multi-Utilities - 0.4%
Ameren Illinois Co. 4.5% 3/15/49	5,993	5,957
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	7,944	7,745
3.7% 7/15/30	7,954	7,731
3.8% 7/15/48	7,944	6,954
4.25% 10/15/50	6,859	6,439
4.5% 2/1/45	5,282	5,049
5.15% 11/15/43	6,144	6,400
CenterPoint Energy, Inc. 3.7% 9/1/49	4,833	4,000
CMS Energy Corp. 4.875% 3/1/44	3,972	3,936
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,272	1,974
4.45% 3/15/44	6,356	6,088
4.5% 5/15/58	7,530	7,008
4.65% 12/1/48	8,317	8,180
5.5% 12/1/39	1,986	2,160
Consumers Energy Co.:
2.65% 8/15/52	9,956	7,225
3.5% 8/1/51	2,900	2,470
Delmarva Power & Light Co. 4% 6/1/42	3,177	2,803
Dominion Energy, Inc.:
3.375% 4/1/30	18,308	17,136
3.9% 10/1/25	10,247	10,333
4.9% 8/1/41	1,589	1,573
DTE Energy Co.:
2.85% 10/1/26	4,766	4,584
3.8% 3/15/27	10,732	10,519
NiSource, Inc.:
0.95% 8/15/25	10,826	9,914
1.7% 2/15/31	12,856	10,312
3.49% 5/15/27	6,076	5,935
3.95% 3/30/48	7,944	6,620
4.375% 5/15/47	3,797	3,383
4.8% 2/15/44	4,369	4,066
Puget Energy, Inc.:
3.65% 5/15/25	6,411	6,358
4.1% 6/15/30	11,406	10,878
San Diego Gas & Electric Co. 4.5% 8/15/40	795	777
Sempra Energy:
3.25% 6/15/27	4,846	4,674
3.8% 2/1/38	6,737	5,959
4% 2/1/48	17,508	15,252
6% 10/15/39	795	883
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 3.5238% 5/15/67 (b)(d)	3,359	2,643
		223,918
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	4,833	4,626
3.45% 6/1/29	4,833	4,631
6.593% 10/15/37	5,173	6,212
		15,469
TOTAL UTILITIES		1,033,894
TOTAL NONCONVERTIBLE BONDS (Cost $14,438,659)		13,309,992

U.S. Government and Government Agency Obligations - 42.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	28,421	26,305
0.5% 6/17/25	31,957	29,845
0.625% 4/22/25	33,907	31,897
0.75% 10/8/27	16,844	15,047
0.875% 8/5/30	40,385	33,765
1.625% 10/15/24	17,834	17,385
1.75% 7/2/24	22,928	22,566
1.875% 9/24/26	10,605	10,177
2.125% 4/24/26	3,177	3,100
2.625% 9/6/24	3,177	3,180
2.875% 9/12/23	6,116	6,158
6.625% 11/15/30	9,666	12,085
Federal Home Loan Bank:
0.375% 9/4/25	7,170	6,639
0.5% 4/14/25	44,410	41,648
1.5% 8/15/24	3,935	3,844
2.5% 2/13/24	3,955	3,960
3.25% 11/16/28	18,830	19,131
5.5% 7/15/36	1,190	1,456
Freddie Mac:
0.25% 8/24/23	16,723	16,324
0.25% 12/4/23	42,351	41,027
0.375% 7/21/25	20,972	19,472
0.375% 9/23/25	23,695	21,899
2.75% 6/19/23	19,235	19,360
6.25% 7/15/32	6,116	7,708
6.75% 3/15/31	20,653	26,231
Tennessee Valley Authority:
0.75% 5/15/25	27,394	25,801
4.25% 9/15/65	5,896	6,212
5.25% 9/15/39	15,887	18,218
5.375% 4/1/56	4,286	5,425
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		495,865
U.S. Treasury Obligations - 41.2%
U.S. Treasury Bonds:
1.125% 5/15/40	316,612	224,510
1.125% 8/15/40	175,341	123,554
1.25% 5/15/50	68,948	44,496
1.375% 11/15/40	184,018	135,260
1.375% 8/15/50	65,948	44,038
1.625% 11/15/50	165,229	118,029
1.75% 8/15/41	154,855	120,388
1.875% 2/15/41	60,554	48,524
1.875% 2/15/51	176,269	134,212
1.875% 11/15/51	107,574	81,958
2% 11/15/41	77,444	62,887
2% 2/15/50	17,590	13,833
2% 8/15/51	358,100	280,982
2.25% 5/15/41	172,934	147,123
2.25% 8/15/46	50,830	41,721
2.25% 8/15/49	15,290	12,742
2.25% 2/15/52	80,890	67,657
2.375% 2/15/42	52,488	45,477
2.375% 11/15/49	186,821	160,060
2.375% 5/15/51	247,970	212,877
2.5% 2/15/45	80,939	69,908
2.5% 2/15/46	111,548	96,341
2.5% 5/15/46	110,361	95,251
2.75% 11/15/42	1,066	973
2.75% 8/15/47	78,639	71,531
2.75% 11/15/47	27,659	25,191
2.875% 5/15/43	89,344	83,114
2.875% 8/15/45	92,594	85,585
2.875% 11/15/46	97,649	90,547
3% 11/15/44	77,013	72,699
3% 5/15/45	119,853	113,196
3% 11/15/45	16,313	15,436
3% 2/15/47	104,813	99,528
3% 5/15/47	37,396	35,530
3% 2/15/48	36,450	34,897
3.125% 2/15/43	62,707	60,759
3.125% 8/15/44	72,478	69,936
3.125% 5/15/48	10,277	10,106
3.25% 5/15/42	12,800	12,758
3.375% 5/15/44	147,527	148,334
3.375% 11/15/48	4,631	4,786
3.625% 8/15/43	65,327	68,336
3.625% 2/15/44	41,523	43,400
3.75% 11/15/43	35,570	37,916
3.875% 8/15/40	53,191	58,177
4.25% 5/15/39	6,384	7,382
4.25% 11/15/40	644	737
4.375% 2/15/38	20,955	24,656
4.375% 11/15/39	80	93
4.375% 5/15/40	6,355	7,423
4.375% 5/15/41	6,610	7,667
4.5% 2/15/36	20,270	24,229
4.5% 5/15/38	28,610	34,111
4.5% 8/15/39	4,450	5,298
4.625% 2/15/40	8,282	9,988
4.75% 2/15/37	64,032	78,196
4.75% 2/15/41	4,765	5,808
5% 5/15/37	62,525	78,247
5.375% 2/15/31	42,474	50,648
6.25% 5/15/30	48,578	60,288
U.S. Treasury Notes:
0.125% 6/30/22	126	126
0.125% 7/31/22	68	68
0.125% 8/31/22	77	77
0.125% 9/30/22	80	80
0.125% 10/31/22	79	79
0.125% 11/30/22	1,079	1,071
0.125% 12/31/22	296	293
0.125% 4/30/23	1	1
0.125% 5/31/23	51,275	50,252
0.125% 6/30/23	198,095	193,738
0.125% 7/31/23	16	15
0.125% 8/31/23	89	86
0.125% 1/15/24	251,840	242,829
0.25% 9/30/23	182,359	177,615
0.25% 5/31/25	51,361	47,700
0.25% 6/30/25	291,695	270,274
0.25% 7/31/25	275,502	254,603
0.25% 9/30/25	174,616	160,633
0.25% 10/31/25	181,873	166,961
0.375% 10/31/23	364,668	354,924
0.375% 11/30/25	352,530	324,203
0.375% 12/31/25	242,294	222,390
0.375% 1/31/26	13	12
0.375% 7/31/27	251,927	222,276
0.375% 9/30/27	84,174	73,892
0.5% 11/30/23	249,915	243,140
0.5% 3/31/25	430,431	404,504
0.5% 2/28/26	136,549	125,358
0.5% 10/31/27	354,566	312,572
0.625% 10/15/24	196,807	187,774
0.625% 7/31/26	184,631	168,721
0.625% 11/30/27	37,166	32,933
0.625% 12/31/27	42,643	37,703
0.625% 5/15/30	387,412	326,561
0.625% 8/15/30	58,989	49,419
0.75% 12/31/23	71	69
0.75% 11/15/24	266,502	254,478
0.75% 5/31/26	102,419	94,430
0.75% 8/31/26	301,288	276,338
0.875% 1/31/24	241,372	235,300
0.875% 6/30/26	74,538	68,971
0.875% 9/30/26	318,314	293,023
0.875% 11/15/30	472,992	403,466
1% 12/15/24	410,627	393,898
1.125% 10/31/26	125,566	116,713
1.125% 2/28/27	163,063	150,757
1.125% 2/29/28	262,029	237,771
1.125% 8/31/28	64,238	57,761
1.125% 2/15/31	31,899	27,689
1.25% 7/31/23	59,020	58,354
1.25% 8/31/24 (e)	73,115	70,979
1.25% 12/31/26	307,004	286,173
1.25% 5/31/28	78,201	71,169
1.25% 6/30/28	372,283	338,254
1.25% 8/15/31	555,524	483,545
1.375% 10/15/22	43	42
1.375% 6/30/23	51,688	51,236
1.375% 8/31/23	6,302	6,235
1.375% 9/30/23	34,518	34,112
1.375% 1/31/25	239,575	231,490
1.375% 8/31/26	46,589	43,910
1.375% 10/31/28	171,868	156,581
1.375% 12/31/28	106,427	96,902
1.375% 11/15/31	103,626	90,900
1.5% 8/15/22	4	4
1.5% 1/15/23	19	19
1.5% 3/31/23	449	447
1.5% 9/30/24	66,647	64,970
1.5% 10/31/24	220,791	214,917
1.5% 11/30/24	94,437	91,777
1.5% 2/15/25	128,659	124,604
1.5% 8/15/26	104,698	99,161
1.5% 1/31/27	506,645	477,197
1.5% 11/30/28	41,895	38,440
1.5% 2/15/30	723,990	657,219
1.625% 8/31/22	91	91
1.625% 4/30/23	42	42
1.625% 5/31/23	11,364	11,302
1.625% 10/31/23	74,804	74,088
1.625% 2/15/26	0	0
1.625% 5/15/26	4,456	4,259
1.625% 11/30/26	45,785	43,481
1.625% 8/15/29	41,698	38,401
1.625% 5/15/31	315,363	284,836
1.75% 6/15/22	2	2
1.75% 6/30/22	33	33
1.75% 7/15/22	89	89
1.75% 9/30/22	57	57
1.75% 1/31/23	164	164
1.75% 6/30/24	53,508	52,645
1.75% 7/31/24	179,586	176,506
1.75% 12/31/24	337,175	329,364
1.75% 3/15/25	8,800	8,572
1.75% 12/31/26	58,287	55,603
1.75% 1/31/29	110,873	103,316
1.75% 11/15/29	14,612	13,557
1.875% 7/31/22	1	1
1.875% 8/31/22	51	51
1.875% 9/30/22	405	406
1.875% 10/31/22	16	16
1.875% 6/30/26	21,678	20,912
1.875% 2/28/27	48,429	46,393
1.875% 2/15/32	48,979	44,919
2% 7/31/22	91	91
2% 11/30/22	37	37
2% 4/30/24	46,461	46,026
2% 5/31/24	78,426	77,626
2% 6/30/24	77,711	76,843
2% 2/15/25	2,888	2,835
2% 8/15/25	28,708	28,036
2% 11/15/26	37,465	36,135
2.125% 6/30/22	3	3
2.125% 12/31/22	0	0
2.125% 11/30/23	92,391	92,105
2.125% 2/29/24	41,799	41,563
2.125% 3/31/24	326,602	324,509
2.125% 7/31/24	9,917	9,823
2.125% 9/30/24	71,372	70,580
2.125% 11/30/24	43,800	43,224
2.125% 5/15/25	46,354	45,574
2.25% 12/31/23	2,328	2,323
2.25% 1/31/24	60,386	60,214
2.25% 3/31/24	583,559	581,074
2.25% 4/30/24	144,770	144,074
2.25% 10/31/24	106,387	105,394
2.25% 11/15/24	68,258	67,576
2.25% 12/31/24	32,384	32,040
2.25% 11/15/25	84,400	82,923
2.25% 2/15/27	182,101	177,299
2.25% 8/15/27	528,964	513,219
2.25% 11/15/27	240,949	233,438
2.375% 1/31/23	84	84
2.375% 2/29/24	96,660	96,558
2.375% 8/15/24	12,786	12,721
2.375% 5/15/29	20,544	19,894
2.5% 3/31/23	0	0
2.5% 8/15/23	77,187	77,425
2.5% 1/31/24	99,273	99,385
2.5% 4/30/24	164,800	164,749
2.5% 5/15/24	7,963	7,961
2.5% 1/31/25	118,780	118,158
2.5% 2/28/26	72,343	71,600
2.625% 6/30/23	49,596	49,813
2.625% 3/31/25	12,741	12,714
2.625% 12/31/25	106,891	106,314
2.625% 2/15/29	56,726	55,811
2.75% 4/30/23	96	96
2.75% 5/31/23	14	14
2.75% 8/31/23	145,208	146,138
2.75% 11/15/23	57,051	57,394
2.75% 2/15/24	130,482	131,165
2.75% 2/28/25	16,729	16,748
2.75% 6/30/25	16,411	16,419
2.75% 4/30/27	193,400	192,690
2.75% 2/15/28	102,640	101,974
2.75% 5/31/29	66,600	65,996
2.875% 9/30/23 (e)	217,432	219,148
2.875% 10/31/23	150,853	152,067
2.875% 11/30/23	60,443	60,920
2.875% 4/30/25	53,661	53,877
2.875% 5/31/25	95,918	96,315
2.875% 5/15/28	139,625	139,516
2.875% 8/15/28	150,635	150,382
2.875% 5/15/32	165,600	165,807
3% 10/31/25	22,858	23,024
3.125% 11/15/28	19,870	20,125
TOTAL U.S. TREASURY OBLIGATIONS		21,978,210
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,115,162)		22,474,075

U.S. Government Agency - Mortgage Securities - 27.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 12.6%
12 month U.S. LIBOR + 1.510% 1.788% 11/1/34 (b)(d)	1,626	1,671
12 month U.S. LIBOR + 1.640% 2.534% 4/1/41 (b)(d)	370	380
12 month U.S. LIBOR + 1.880% 2.287% 11/1/34 (b)(d)	139	143
1.5% 9/1/35 to 11/1/51	462,423	410,737
2% 5/1/23 to 4/1/52	2,553,080	2,307,259
2.5% 7/1/26 to 6/1/52	1,479,596	1,381,715
3% 3/1/26 to 5/1/52	1,130,850	1,096,417
3.5% 7/1/22 to 1/1/52	646,764	646,158
4% 5/1/24 to 1/1/52	517,847	525,894
4% 11/1/41	8	8
4.5% to 4.5% 7/1/22 to 12/1/50	200,541	207,074
5% 3/1/23 to 1/1/51	96,545	101,273
5.5% 7/1/23 to 6/1/49	40,790	43,865
6% to 6% 2/1/23 to 7/1/41	11,748	12,875
6.5% 7/1/24 to 6/1/40	4,465	4,972
TOTAL FANNIE MAE		6,740,441
Freddie Mac - 9.1%
12 month U.S. LIBOR + 1.940% 2.228% 9/1/37 (b)(d)	174	181
U.S. TREASURY 1 YEAR INDEX + 1.710% 1.948% 3/1/36 (b)(d)	1,497	1,538
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.34% 12/1/35 (b)(d)	688	715
U.S. TREASURY 1 YEAR INDEX + 2.250% 2.463% 3/1/35 (b)(d)	306	314
1.5% 7/1/35 to 12/1/51	506,322	449,365
2% 6/1/23 to 6/1/52	1,802,788	1,617,001
2% 9/1/35	8,512	8,075
2% 10/1/35	55,501	52,650
2.5% 2/1/27 to 6/1/52	1,574,050	1,462,726
3% 10/1/26 to 6/1/52	540,298	523,619
3% 8/1/47	164	158
3.5% 9/1/25 to 1/1/52	368,844	368,054
3.5% 8/1/47	293	291
3.5% 9/1/47	102	102
3.5% 9/1/47	7,884	7,864
3.5% 10/1/48	296	294
4% 9/1/24 to 1/1/52	177,922	180,783
4.5% 5/1/23 to 9/1/50	97,904	101,171
5% 4/1/23 to 6/1/50	26,405	27,690
5.5% 5/1/23 to 6/1/49	15,804	16,899
6% 4/1/32 to 8/1/37	408	443
6.5% 8/1/36 to 12/1/37	85	95
TOTAL FREDDIE MAC		4,820,028
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	49	48
2.5% 12/1/31	3	3
2.5% 1/1/32	31	31
2.5% 2/1/32	64	63
TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		145
Ginnie Mae - 5.8%
3.5% 10/15/40 to 6/20/51	438,123	438,753
4% 1/15/25 to 3/20/51	211,019	214,738
5% 1/20/39 to 4/20/49	38,463	40,458
1.5% 10/20/43 to 3/20/52	12,264	10,696
2% 10/20/50 to 3/20/52	829,728	758,038
2% 6/1/52 (f)	30,800	28,016
2.5% 10/20/42 to 5/20/52	888,727	838,091
2.5% 6/1/52 (f)	22,100	20,716
3% 4/15/42 to 5/20/52	612,490	596,431
3% 6/1/52 (f)	52,300	50,453
4.5% to 4.5% 3/20/33 to 5/20/51	98,720	102,361
5.5% 10/20/32 to 6/20/49	9,035	9,649
6% to 6% 5/20/34 to 12/15/40	3,380	3,690
6.5% 8/20/36 to 1/15/39	620	688
TOTAL GINNIE MAE		3,112,778
Uniform Mortgage Backed Securities - 0.4%
2.5% 6/1/52 (f)	30,700	28,251
3% 6/1/52 (f)	123,500	117,759
3.5% 6/1/52 (f)	62,300	61,078
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		207,088
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,130,480)		14,880,480

Asset-Backed Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	8,197	7,829
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	27,965	27,420
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	7,407	7,415
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	3,713	3,742
Series 2018-A6 Class A6, 3.21% 12/7/24	7,547	7,585
Series 2018-A7 Class A7, 3.96% 10/13/30	12,808	13,170
Discover Card Execution Note Trust:
Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,530
Series 2018-A1 Class A1, 3.03% 8/15/25	15,252	15,317
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	27,965	27,789
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	15,132	15,170
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	21,340	20,953
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	27,678	27,424
TOTAL ASSET-BACKED SECURITIES (Cost $179,215)		175,344

Commercial Mortgage Securities - 1.9%
	Principal Amount (a) (000s)	Value ($) (000s)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	18,121	18,060
Series 2020-BN25 Class A5, 2.649% 1/15/63	13,398	12,147
Series 2020-BN28 Class A4, 1.844% 3/15/63	33,272	28,073
Series 2021-BN35 Class A5, 2.285% 6/15/64	16,433	14,189
Series 2022-BNK41 Class A4, 3.9163% 4/15/65	27,916	27,361
BBCMS Mortgage Trust sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	20,928	18,090
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	13,581	11,539
Series 2021-B24 Class A5, 2.5843% 3/15/54	20,299	18,050
Series 2019-B12 Class A5, 3.1156% 8/15/52	21,039	19,767
Series 2019-B9 Class A5, 4.0156% 3/15/52	18,628	18,560
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	23,932	23,808
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,038	8,851
Series 2015-P1 Class A5, 3.717% 9/15/48	4,659	4,634
Series 2016-C1 Class A4, 3.209% 5/10/49	14,743	14,398
Series 2016-P4 Class A4, 2.902% 7/10/49	17,079	16,389
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class A4, 3.213% 3/10/46	9,190	9,185
Series 2013-CR6 Class A4, 3.101% 3/10/46	14,907	14,879
Series 2015-CR22 Class A5, 3.309% 3/10/48	15,430	15,196
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	9,981	9,878
Series 2019-C17:
Class A4, 2.7628% 9/15/52	14,978	13,463
Class A5, 3.0161% 9/15/52	14,978	13,723
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	12,674	12,397
Series 2020-K104 Class A2, 2.253% 1/25/30	59,506	55,278
Series 2020-K116 Class A2, 1.378% 7/25/30	50,584	43,500
Series 2020-K117 Class A2, 1.406% 8/25/30	25,809	22,196
Series 2020-K118 Class A2, 1.493% 9/25/30	12,257	10,604
Series 2020-K121 Class A2, 1.547% 10/25/30	17,206	14,897
Series 2021-K125 Class A2, 1.846% 1/25/31	6,670	5,899
Series 2021-K126 Class A2, 2.074% 1/25/31	9,492	8,558
Series 2021-K130 Class A2, 1.723% 6/25/31	8,168	7,101
Series 2021-K136 Class A2, 2.127% 11/25/31	22,339	19,978
Series K034 Class A2, 3.531% 7/25/23	7,149	7,211
Series K080 Class A2, 3.926% 7/25/28	13,178	13,622
Series 2017-K064 Class A2, 3.224% 3/25/27	13,702	13,702
Series 2017-K068 Class A2, 3.244% 8/25/27	18,911	18,905
Series 2017-K727 Class A2, 2.946% 7/25/24	21,256	21,304
Series 2018-K730 Class A2, 3.59% 1/25/25	30,726	31,113
Series 2019-K094 Class A2, 2.903% 6/25/29	40,856	39,754
Series 2019-K1510 Class A2, 3.718% 1/25/31	11,797	12,115
Series 2021-K123 Class A2, 1.621% 12/25/30	22,648	19,722
Series K036 Class A2, 3.527% 10/25/23	7,129	7,190
Series K046 Class A2, 3.205% 3/25/25	26,452	26,541
Series K047 Class A2, 3.329% 5/25/25	3,066	3,086
Series K053 Class A2, 2.995% 12/25/25	5,649	5,626
Series K056 Class A2, 2.525% 5/25/26	16,483	16,114
Series K062 Class A1, 3.032% 9/25/26	9,766	9,766
Series K079 Class A2, 3.926% 6/25/28	6,181	6,387
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	5,689	5,689
Series 2014-GC26 Class A4, 3.364% 11/10/47	13,481	13,256
Series 2020-GC45 Class A5, 2.9106% 2/13/53	36,094	33,199
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	26,809	26,768
Series 2014-C23 Class A5, 3.9342% 9/15/47	7,586	7,594
Series 2014-C24 Class A5, 3.6385% 11/15/47	20,704	20,548
Series 2015-C29 Class A4, 3.6108% 5/15/48	7,149	7,060
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	10,371	10,357
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	11,696	11,513
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	14,132	12,740
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	25,720	23,758
Series 2019-C54 Class A4, 3.146% 12/15/52	1,837	1,719
Series 2020-C55 Class A5, 2.725% 2/15/53	12,719	11,546
Series 2018-C48 Class A5, 4.302% 1/15/52	15,529	15,673
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	11,478	11,432
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,073,250)		995,658

Municipal Securities - 0.6%
	Principal Amount (a) (000s)	Value ($) (000s)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,725	11,343
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	3,750	4,860
Series 2010 S1, 7.043% 4/1/50	5,635	7,572
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	19,660	27,057
Series 2010, 7.6% 11/1/40	10,305	14,456
Series 2018, 3.5% 4/1/28	10,235	10,125
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	6,750	5,272
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	7,250	8,976
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,095	5,814
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	12,565	9,287
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	1,850	1,526
Series 2021 C, 2.843% 11/1/46	11,600	9,177
Series 2022 A, 4.507% 11/1/51	4,485	4,295
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	5,025	4,358
3.293% 6/1/42	2,435	1,972
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	2,955	2,161
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	21,745	22,165
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,035	6,399
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,505	10,320
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	3,800	4,397
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,750	3,202
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	4,445	3,689
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	6,815	5,340
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	967	1,098
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,734	5,006
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	11,375	10,056
4.131% 6/15/42	11,375	9,842
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,170	8,846
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,520	9,321
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	4,895	5,835
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	16,190	13,010
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,115	4,359
Series 2010 164, 5.647% 11/1/40	4,135	4,736
Series 225, 3.175% 7/15/60	18,365	13,838
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,495	3,927
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,015	5,862
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	8,986	9,985
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	10,465	7,861
3.256% 5/15/60	10,635	7,919
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	795	917
Series 2015 AP, 3.931% 5/15/45	2,970	2,812
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,775	3,315
Series 2021 B, 2.584% 11/1/51	1,885	1,424
TOTAL MUNICIPAL SECURITIES (Cost $347,591)		313,732

Foreign Government and Government Agency Obligations - 1.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Alberta Province:
1% 5/20/25	28,032	26,502
3.3% 3/15/28	7,930	7,964
British Columbia Province 2.25% 6/2/26	18,944	18,399
Canadian Government 2% 11/15/22	3,755	3,759
Chilean Republic:
2.55% 7/27/33	24,746	21,071
3.125% 1/21/26	1,000	986
3.24% 2/6/28	9,215	8,932
3.625% 10/30/42	10,385	8,764
3.86% 6/21/47	4,931	4,348
Export Development Canada 2.625% 2/21/24	9,260	9,228
Hungarian Republic:
5.75% 11/22/23	15,012	15,437
7.625% 3/29/41	5,792	7,145
Indonesian Republic:
2.85% 2/14/30	27,839	25,721
3.5% 2/14/50	21,266	17,847
Israeli State:
3.25% 1/17/28	11,430	11,401
3.375% 1/15/50	23,561	20,229
4% 6/30/22	5,753	5,765
Italian Republic:
2.375% 10/17/24	5,000	4,880
2.875% 10/17/29	21,266	19,148
4% 10/17/49	4,800	4,074
6.875% 9/27/23	4,766	5,000
Jordanian Kingdom 3% 6/30/25	2,059	2,049
Manitoba Province:
2.1% 9/6/22	1,509	1,512
3.05% 5/14/24	1,192	1,198
Ontario Province:
0.625% 1/21/26	2,030	1,863
1.125% 10/7/30	19,052	16,076
2.3% 6/15/26	11,337	11,003
2.5% 4/27/26	3,972	3,886
3.05% 1/29/24	9,260	9,316
Panamanian Republic:
3.16% 1/23/30	14,972	13,810
3.75% 3/16/25	3,260	3,270
4% 9/22/24	1,648	1,666
4.3% 4/29/53	4,663	3,963
4.5% 4/16/50	10,235	9,002
4.5% 4/1/56	15,853	13,587
Peruvian Republic:
1.862% 12/1/32	19,951	15,827
2.392% 1/23/26	3,867	3,655
2.78% 12/1/60	3,287	2,242
2.844% 6/20/30	12,979	11,696
3.55% 3/10/51	14,983	12,125
4.125% 8/25/27	11,485	11,487
6.55% 3/14/37	2,443	2,811
7.35% 7/21/25	3,867	4,242
Philippine Republic:
1.648% 6/10/31	14,500	12,055
2.65% 12/10/45	18,269	13,681
3% 2/1/28	15,092	14,528
3.95% 1/20/40	12,692	11,726
4.2% 1/21/24	4,087	4,144
6.375% 10/23/34	8,242	9,665
Polish Government:
3.25% 4/6/26	5,243	5,170
4% 1/22/24	28,744	29,037
Quebec Province:
1.5% 2/11/25	22,909	22,092
2.5% 4/20/26	9,329	9,125
2.75% 4/12/27	10,154	9,993
2.875% 10/16/24	1,648	1,652
United Mexican States:
3.25% 4/16/30	10,605	9,741
3.5% 2/12/34	32,290	28,399
4.28% 8/14/41	34,799	29,771
4.35% 1/15/47	11,447	9,553
4.5% 1/31/50	7,346	6,240
4.6% 1/23/46	4,766	4,142
4.6% 2/10/48	13,941	12,003
4.75% 3/8/44	7,704	6,930
5.55% 1/21/45	3,111	3,075
6.05% 1/11/40	3,812	4,005
Uruguay Republic:
4.125% 11/20/45	3,773	3,658
4.375% 10/27/27	967	1,002
4.375% 1/23/31	12,587	13,136
4.975% 4/20/55	9,319	9,766
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $774,868)		687,175

Supranational Obligations - 1.0%
	Principal Amount (a) (000s)	Value ($) (000s)
African Development Bank 0.875% 7/22/26	12,141	11,157
Asian Development Bank:
0.375% 9/3/25	31,972	29,512
0.5% 2/4/26	17,689	16,240
0.75% 10/8/30	15,466	12,892
1.5% 10/18/24	17,883	17,379
2% 4/24/26	5,004	4,844
2.5% 11/2/27	5,321	5,200
2.625% 1/30/24	11,946	11,966
2.625% 1/12/27	5,164	5,102
2.75% 1/19/28	29,894	29,560
Corporacion Andina de Fomento 4.375% 6/15/22	11,200	11,207
European Investment Bank:
0.75% 9/23/30	22,088	18,515
0.875% 5/17/30	5,299	4,511
1.25% 2/14/31	9,586	8,316
1.375% 5/15/23	19,333	19,168
1.875% 2/10/25	2,383	2,330
2.25% 8/15/22	1,493	1,495
2.25% 6/24/24	17,965	17,840
2.375% 5/24/27	3,177	3,099
2.5% 10/15/24	4,548	4,526
2.875% 8/15/23	8,412	8,462
3.125% 12/14/23	10,963	11,069
3.25% 1/29/24	1,589	1,607
Inter-American Development Bank:
0.625% 7/15/25	17,588	16,438
0.875% 4/20/26	40,212	37,212
1.75% 3/14/25	14,635	14,227
2% 6/2/26	3,177	3,071
2.125% 1/15/25	1,454	1,431
2.25% 6/18/29	15,187	14,444
2.375% 7/7/27	5,346	5,197
3% 10/4/23	2,840	2,860
4.375% 1/24/44	6,926	7,766
International Bank for Reconstruction & Development:
0.375% 7/28/25	20,783	19,261
0.5% 10/28/25	26,222	24,236
0.75% 8/26/30	13,146	10,993
0.875% 5/14/30	16,078	13,677
1.25% 2/10/31	14,403	12,470
1.5% 8/28/24	15,743	15,344
1.625% 1/15/25	14,127	13,729
1.875% 6/19/23	10,834	10,785
1.875% 10/27/26	3,781	3,624
2.5% 3/19/24	3,019	3,015
2.5% 11/25/24	4,528	4,504
2.5% 7/29/25	3,010	2,981
2.5% 3/29/32	28,960	27,461
International Finance Corp.:
0.75% 8/27/30	8,767	7,384
2.875% 7/31/23	3,422	3,441
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $567,328)		531,548

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Bank of America NA 6% 10/15/36	2,075	2,378
Citibank NA 3.65% 1/23/24	19,859	20,112
Citizens Bank NA:
2.25% 4/28/25	10,391	9,982
3.75% 2/18/26	10,723	10,757
Discover Bank 3.45% 7/27/26	10,127	9,851
Truist Bank:
3.3% 5/15/26	6,037	5,933
3.8% 10/30/26	2,573	2,559
U.S. Bank NA, Cincinnati 3.4% 7/24/23	7,944	8,014
TOTAL BANK NOTES (Cost $69,936)		69,586

Money Market Funds - 0.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.82% (g)	298,846,454	298,906
Fidelity Securities Lending Cash Central Fund 0.82% (g)(h)	194,088,139	194,108
TOTAL MONEY MARKET FUNDS (Cost $493,014)		493,014

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $58,189,503)	53,930,604
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(582,512)
NET ASSETS - 100.0%	53,348,092

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $291,307,000 or 0.5% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	1,553,450	8,014,317	9,268,861	360	-	-	298,906	0.6%
Fidelity Securities Lending Cash Central Fund 0.82%	180,694	3,877,713	3,864,299	294	-	-	194,108	0.5%
Total	1,734,144	11,892,030	13,133,160	654	-	-	493,014

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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